UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-08004

AMG Funds IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2017            (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Fairpointe Focused Equity Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 101.1%

Consumer Discretionary - 20.5%

Carnival Corp.	1,800	$120,204

Discovery Communications, Inc., Class C *	6,300	145,719

Liberty Interactive Corp. QVC Group, Class A *	12,700	304,038

Lions Gate Entertainment Corp., Class B *	7,100	195,321

Mattel, Inc.	11,700	234,234

Scholastic Corp.	4,600	190,578

Twenty-First Century Fox, Inc., Class A	2,500	72,750

Total Consumer Discretionary		1,262,844

Consumer Staples - 11.3%

Hormel Foods Corp.	5,700	194,769

PepsiCo, Inc.	500	58,305

Unilever PLC, Sponsored ADR	4,800	273,552

Wal-Mart Stores, Inc.	2,100	167,979

Total Consumer Staples		694,605

Energy - 5.1%

Baker Hughes Co.	4,200	154,938

BP PLC, Sponsored ADR	2,800	98,392

Transocean, Ltd. *	7,300	63,145

Total Energy		316,475

Financials - 9.6%

Legg Mason, Inc.	5,400	216,054

Northern Trust Corp.	2,800	245,028

The Bank of New York Mellon Corp.	2,400	127,272

Total Financials		588,354

Health Care - 7.5%

Hologic, Inc. *	4,700	207,787

Varian Medical Systems, Inc. *	2,600	252,512

Total Health Care		460,299

Industrials - 13.9%

AGCO Corp.	2,900	209,206

	Shares	Value

Fluor Corp.	1,700	$ 73,831

General Electric Co.	6,000	153,660

Kennametal, Inc.	4,700	173,430

Quanta Services, Inc. *	7,300	246,229

Total Industrials		856,356

Information Technology - 29.9%

Akamai Technologies, Inc. *	3,000	141,420

Cisco Systems, Inc.	5,200	163,540

Cree, Inc. *	9,500	246,145

DXC Technology Co.	1,426	111,770

Hewlett Packard Enterprise Co.	12,600	220,626

HP, Inc.	9,900	189,090

International Business Machines Corp.	2,100	303,807

Teradata Corp. *	7,400	235,468

VMware, Inc., Class A *	2,500	231,775

Total Information Technology		1,843,641

Materials - 3.3%

FMC Corp.	2,700	206,226

Total Common Stocks
(Cost $5,136,909)		6,228,800

Short-Term Investments - 0.0% #

Other Investment Companies - 0.0%#

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	299	299

Total Short-Term Investments
(Cost $299)		299

Total Investments - 101.1%
(Cost $5,137,208)		6,229,099

Other Assets, less Liabilities - (1.1%)		(66,638)

Net Assets - 100.0%		$6,162,461

#	Less than 0.05%.

*	Non-income producing security.

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR American Depositary Receipt

1

AMG Managers Fairpointe Focused Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$6,228,800	–	–	$6,228,800

Short-Term Investments	299	–	–	299

Total Investments in Securities	$6,229,099	–	–	$6,229,099

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

2

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 31.8%

Asbury Automotive Group, Inc. *	9,216	$497,664

Comcast Corp., Class A	11,894	481,113

General Motors Co.	22,736	818,041

The Interpublic Group of Cos, Inc.	25,261	545,890

Liberty Broadband Corp., Class C *	3,827	379,562

Liberty Global PLC Lilac Group, Class C *	26,467	675,438

Liberty Media Corp-Liberty SiriusXM, Class C *	14,270	656,420

Liberty Ventures, Class A *	20,440	1,238,255

Polaris Industries, Inc. [1]	4,959	444,624

Total Consumer Discretionary		5,737,007

Consumer Staples - 10.0%

Coty, Inc., Class A	29,975	613,888

CVS Health Corp.	9,917	792,666

Ingles Markets, Inc., Class A	13,361	394,149

Total Consumer Staples		1,800,703

Financials - 21.5%

Berkshire Hathaway, Inc., Class B *	7,047	1,233,014

FNFV Group *	30,119	519,553

Oaktree Capital Group LLC, MLP	17,571	850,436

U.S. Bancorp	6,282	331,564

Wells Fargo & Co.	10,412	561,623

White Mountains Insurance Group, Ltd.	446	385,612

Total Financials		3,881,802

Health Care - 9.9%

DaVita, Inc. *	9,742	631,087

Premier, Inc., Class A *	33,100	1,155,190

Total Health Care		1,786,277

Industrials - 10.5%

Armstrong Flooring, Inc. *	24,155	419,331

Armstrong World Industries, Inc. *	16,933	822,097

	Shares	Value

Spirit AeroSystems Holdings, Inc., Class A	10,922	$ 660,016

Total Industrials		1,901,444

Information Technology - 6.0%

Blackhawk Network Holdings, Inc. *	10,061	439,163

Sabre Corp.	29,162	645,355

Total Information Technology		1,084,518

Materials - 2.0%

Praxair, Inc.	2,726	354,816

Real Estate - 3.6%

Iron Mountain, Inc., REIT	17,714	645,321

Utilities - 4.0%

National Fuel Gas Co. [1]	12,134	718,454

Total Common Stocks
(Cost $15,711,894)		17,910,342

	Principal Amount

Short-Term Investments - 5.7%

Repurchase Agreements - 4.7%[2]

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $846,186 (collateralized by various U.S. Government Agency Obligations, 0.125% - 1.000%, 03/15/18 - 07/15/24, totaling $863,085)	$846,162	846,162

	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	187,436	187,436

Total Short-Term Investments
(Cost $1,033,598)		1,033,598

Total Investments - 105.0%
(Cost $16,745,492)		18,943,940

Other Assets, less Liabilities - (5.0%)		(901,703)

Net Assets - 100.0%		$18,042,237

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $829,625 or 4.6% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

MLP  Master Limited Partnership

REIT Real Estate Investment Trust

3

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$17,910,342	–	–	$17,910,342

Short-Term Investments

Repurchase Agreements	–	$846,162	–	846,162

Other Investment Companies	187,436	–	–	187,436

Total Investments in Securities	$18,097,778	$846,162	–	$18,943,940

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

4

AMG Managers Montag & Caldwell Growth Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 94.9%

Consumer Discretionary - 11.4%

Dollar Tree, Inc. *	265,780	$19,157,423

The Priceline Group, Inc. *	19,250	39,048,625

Starbucks Corp.	522,105	28,183,228

The TJX Cos., Inc.	226,800	15,946,308

Ulta Beauty, Inc. *	24,739	6,214,684

Total Consumer Discretionary		108,550,268

Consumer Staples - 17.3%

The Estee Lauder Cos, Inc., Class A	298,200	29,518,818

The Kraft Heinz Co.	330,300	28,888,038

Mondelez International, Inc., Class A	721,900	31,778,038

Monster Beverage Corp. *	450,167	23,746,309

PepsiCo, Inc.	251,800	29,362,398

Walgreens Boots Alliance, Inc.	253,856	20,478,564

Total Consumer Staples		163,772,165

Financials - 8.8%

The Charles Schwab Corp.	655,100	28,103,790

Intercontinental Exchange, Inc.	461,485	30,785,664

S&P Global, Inc.	162,851	25,012,285

Total Financials		83,901,739

Health Care - 20.7%

Becton Dickinson & Co.	139,317	28,058,444

Celgene Corp. *	211,200	28,598,592

Danaher Corp.	164,800	13,429,552

Edwards Lifesciences Corp. *	284,809	32,804,301

Medtronic PLC	158,800	13,334,436

Thermo Fisher Scientific, Inc.	198,354	34,817,077

UnitedHealth Group, Inc.	236,110	45,288,259

Total Health Care		196,330,661

Industrials - 3.1%

Honeywell International, Inc.	217,500	29,606,100

	Shares	Value

Information Technology - 32.8%

Alphabet, Inc., Class A *	42,021	$ 39,730,856

Analog Devices, Inc.	290,100	22,920,801

Apple, Inc.	291,539	43,360,595

Facebook, Inc., Class A *	243,966	41,291,245

Fidelity National Information Services, Inc.	225,191	20,541,923

FleetCor Technologies, Inc. *	45,961	6,988,830

MasterCard, Inc., Class A	177,000	22,620,600

Microsoft Corp.	545,300	39,643,310

Oracle Corp.	699,900	34,946,007

Visa, Inc., Class A	398,100	39,634,836

Total Information Technology		311,679,003

Materials - 0.8%

Air Products & Chemicals, Inc.	53,400	7,590,810

Total Common Stocks

(Cost $704,218,934)		901,430,746

Short-Term Investments - 4.6%

Other Investment Companies - 4.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	43,034,396	43,034,396

Total Short-Term Investments

(Cost $43,034,396)		43,034,396

Total Investments - 99.5%

(Cost $747,253,330)		944,465,142

Other Assets, less Liabilities - 0.5%		5,154,635

Net Assets - 100.0%		$949,619,777

*	Non-income producing security.

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

5

AMG Managers Montag & Caldwell Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$901,430,746	–	–	$901,430,746

Short-Term Investments	43,034,396	–	–	43,034,396

Total Investments in Securities	$944,465,142	–	–	$944,465,142

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

6

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 11.3%

Cedar Fair LP	259,804	$18,040,790

Cinemark Holdings, Inc.	465,307	18,100,442

Extended Stay America, Inc.	865,019	17,101,426

The Interpublic Group of Cos, Inc.	589,517	12,739,462

Omnicom Group, Inc.	203,303	16,008,078

Polaris Industries, Inc. [1]	89,201	7,997,762

Target Corp.	253,904	14,388,740

Total Consumer Discretionary		104,376,700

Consumer Staples - 8.7%

Coty, Inc., Class A	644,085	13,190,861

CVS Health Corp.	117,302	9,375,949

Kimberly-Clark Corp.	96,501	11,885,063

PepsiCo, Inc.	93,201	10,868,168

Unilever PLC, Sponsored ADR [1]	288,304	16,430,445

Wal-Mart Stores, Inc.	225,703	18,053,983

Total Consumer Staples		79,804,469

Energy - 12.1%

Chevron Corp.	93,501	10,209,374

Exxon Mobil Corp.	156,602	12,534,424

Magellan Midstream Partners LP	160,802	11,217,547

Marathon Petroleum Corp.	408,006	22,844,256

Occidental Petroleum Corp.	221,803	13,736,260

Spectra Energy Partners LP	349,005	15,775,026

TransMontaigne Partners LP [1]	264,142	11,947,143

Valero Energy Corp.	194,503	13,414,872

Total Energy		111,678,902

Financials - 14.5%

Axis Capital Holdings, Ltd.	180,603	11,663,342

BB&T Corp.	542,908	25,690,406

CNA Financial Corp.	160,002	8,312,104

MetLife, Inc.	255,104	14,030,720

The PNC Financial Services Group Inc.	110,302	14,206,898

Thomson Reuters Corp.	296,175	13,591,471

U.S. Bancorp	489,207	25,820,345

Wells Fargo & Co.	259,404	13,992,252

WesBanco, Inc.	166,002	6,346,256

Total Financials		133,653,794

Health Care - 5.7%

Amgen, Inc.	90,401	15,775,878

	Shares	Value

Cardinal Health, Inc.	191,503	$ 14,795,522

Novo Nordisk, Sponsored ADR	273,404	11,592,330

Owens & Minor, Inc.	318,705	10,271,862

Total Health Care		52,435,592

Industrials - 13.8%

Aircastle, Ltd.	631,209	14,858,660

Emerson Electric Co.	242,803	14,473,487

Fastenal Co.	434,306	18,657,786

Johnson Controls International PLC	401,255	15,628,882

KAR Auction Services, Inc.	212,595	8,937,494

Nielsen Holdings PLC	423,950	18,234,089

Union Pacific Corp.	154,602	15,917,822

United Parcel Service, Inc., Class B	127,502	14,062,195

WW Grainger, Inc. [1]	38,266	6,380,473

Total Industrials		127,150,888

Information Technology - 10.1%

Corning, Inc.	781,211	22,764,489

CSG Systems International, Inc.	108,387	4,481,803

Intel Corp.	373,505	13,248,222

Microsoft Corp.	148,652	10,807,001

Motorola Solutions, Inc.	174,802	15,851,045

QUALCOMM, Inc.	228,354	12,146,149

TE Connectivity, Ltd.	174,693	14,043,570

Total Information Technology		93,342,279

Materials - 5.0%

Compass Minerals International, Inc. [1]	173,502	11,980,313

LyondellBasell Industries NV, Class A	103,501	9,324,405

Praxair, Inc.	190,403	24,782,855

Total Materials		46,087,573

Real Estate - 11.7%

The GEO Group Inc., REIT	326,105	9,571,182

Iron Mountain, Inc., REIT	768,912	28,011,451

Ryman Hospitality Properties, Inc., REIT	281,404	17,613,076

Sabra Health Care REIT, Inc., REIT [1]	632,107	14,664,882

Uniti Group, Inc., REIT	390,789	10,004,198

Ventas, Inc., REIT	233,879	15,751,751

Weyerhaeuser Co., REIT	369,505	12,201,055

Total Real Estate		107,817,595

Telecommunication Services - 2.5%

Cogent Communications Holdings, Inc.	169,885	7,092,699

7

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Telecommunication Services - 2.5% (continued)

Verizon Communications, Inc.	334,741	$ 16,201,464

Total Telecommunication Services		23,294,163

Utilities - 3.9%

AmeriGas Partners LP [1]	333,005	15,171,708

National Fuel Gas Co. [1]	345,905	20,481,035

Total Utilities		35,652,743

Total Common Stocks (Cost $752,863,384)		915,294,698

	Principal Amount

Short-Term Investments - 5.8%

Repurchase Agreements - 4.6%[2]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.060% total to be received $10,030,078 (collateralized by various U.S. Government Agency Obligations, 2.000% - 11.500%, 08/15/17 - 06/20/67, totaling $10,230,379)	$10,029,783	10,029,783

Daiwa Capital Markets America dated 07/31/17, due 08/01/17, 1.050% total to be received $10,030,076 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 11/15/17 - 04/15/29, totaling $10,230,379)	10,029,783	10,029,783

Deutsche Bank Securities, Inc., dated 07/31/17, due 08/01/17, 1.100% total to be received $10,030,089 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 08/27/18 - 03/15/50, totaling $10,230,473)	10,029,783	10,029,783

	Principal Amount	Value

JP Morgan Securities LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $2,107,795 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.250%, 11/15/22 - 11/15/25, totaling $2,149,905)	$2,107,734	$ 2,107,734

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $10,030,076 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $10,230,379)	10,029,783	10,029,783

Total Repurchase Agreements		42,226,866

	Shares

Other Investment Companies - 1.2%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	11,613,339	11,613,339

Total Short-Term Investments (Cost $53,840,205)		53,840,205

Total Investments - 105.1% (Cost $806,703,589)		969,134,903

Other Assets, less Liabilities - (5.1%)		(47,032,711)

Net Assets - 100.0%		$922,102,192

[1]	Some or all of these securities, amounting to $41,481,995 or 4.5% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

LP      Limited Partnership

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$915,294,698	–	–	$915,294,698

Short-Term Investments

Repurchase Agreements	–	$42,226,866	–	42,226,866

Other Investment Companies	11,613,339	–	–	11,613,339

Total Investments in Securities	$926,908,037	$42,226,866	–	$969,134,903

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG River Road Dividend All Cap Value Fund II Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 98.7%

Consumer Discretionary - 10.7%

Cedar Fair LP	15,306	$1,062,849

Cinemark Holdings, Inc.	67,543	2,627,423

Extended Stay America, Inc.	122,606	2,423,920

The Interpublic Group of Cos, Inc.	85,600	1,849,816

Omnicom Group, Inc.	28,908	2,276,216

Polaris Industries, Inc. [1]	12,953	1,161,366

Target Corp.	36,034	2,042,047

Total Consumer Discretionary		13,443,637

Consumer Staples - 9.1%

Coty, Inc., Class A	92,737	1,899,254

CVS Health Corp.	16,503	1,319,085

Kimberly-Clark Corp.	13,671	1,683,720

PepsiCo, Inc.	13,192	1,538,319

Unilever PLC, Sponsored ADR	41,030	2,338,300

Wal-Mart Stores, Inc.	33,402	2,671,826

Total Consumer Staples		11,450,504

Energy - 11.4%

Chevron Corp.	13,669	1,492,518

Exxon Mobil Corp.	22,425	1,794,897

Magellan Midstream Partners LP	23,577	1,644,731

Marathon Petroleum Corp.	58,885	3,296,971

Occidental Petroleum Corp.	32,722	2,026,473

Spectra Energy Partners LP	49,179	2,222,891

Valero Energy Corp.	27,815	1,918,401

Total Energy		14,396,882

Financials - 14.2%

Axis Capital Holdings, Ltd.	25,700	1,659,706

BB&T Corp.	78,589	3,718,832

CNA Financial Corp.	13,594	706,208

MetLife, Inc.	36,253	1,993,915

The PNC Financial Services Group Inc.	15,603	2,009,666

Thomson Reuters Corp.	42,963	1,971,572

U.S. Bancorp	71,047	3,749,861

Wells Fargo & Co.	36,844	1,987,365

Total Financials		17,797,125

Health Care - 5.9%

Amgen, Inc.	13,232	2,309,116

	Shares	Value

Cardinal Health, Inc.	27,786	$ 2,146,746

Novo Nordisk, Sponsored ADR	38,449	1,630,238

Owens & Minor, Inc.	42,667	1,375,158

Total Health Care		7,461,258

Industrials - 13.9%

Aircastle, Ltd.	49,516	1,165,607

Emerson Electric Co.	35,933	2,141,966

Fastenal Co.	61,976	2,662,489

Johnson Controls International PLC	58,576	2,281,535

KAR Auction Services, Inc.	30,604	1,286,592

Nielsen Holdings PLC	61,783	2,657,287

Union Pacific Corp.	22,946	2,362,520

United Parcel Service, Inc., Class B	18,001	1,985,331

WW Grainger, Inc. [1]	5,426	904,731

Total Industrials		17,448,058

Information Technology - 10.2%

Corning, Inc.	116,136	3,384,203

Intel Corp.	54,802	1,943,827

Microsoft Corp.	21,693	1,577,081

Motorola Solutions, Inc.	24,554	2,226,556

QUALCOMM, Inc.	33,046	1,757,717

TE Connectivity, Ltd.	24,669	1,983,141

Total Information Technology		12,872,525

Materials - 5.3%

Compass Minerals International, Inc. [1]	25,514	1,761,742

LyondellBasell Industries NV, Class A	14,854	1,338,197

Praxair, Inc.	27,114	3,529,158

Total Materials		6,629,097

Real Estate - 11.8%

The GEO Group Inc., REIT	45,407	1,332,695

Iron Mountain, Inc., REIT	108,538	3,954,042

Ryman Hospitality Properties, Inc., REIT	40,067	2,507,794

Sabra Health Care REIT, Inc., REIT [1]	71,691	1,663,231

Uniti Group, Inc., REIT	53,985	1,382,016

Ventas, Inc., REIT	33,717	2,270,840

Weyerhaeuser Co., REIT	54,147	1,787,934

Total Real Estate		14,898,552

Telecommunication Services - 2.7%

Cogent Communications Holdings, Inc.	24,750	1,033,312

9

AMG River Road Dividend All Cap Value Fund II Schedule of Portfolio Investments (continued)

	Shares	Value

Telecommunication Services - 2.7% (continued)

Verizon Communications, Inc.	48,604	$ 2,352,434

Total Telecommunication Services		3,385,746

Utilities - 3.5%

AmeriGas Partners LP 1	31,470	1,433,773

National Fuel Gas Co. [1]	50,137	2,968,612

Total Utilities		4,402,385

Total Common Stocks

(Cost $107,631,985)		124,185,769

	Principal Amount

Short-Term Investments - 5.9%

Repurchase Agreements - 4.3% [2]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.060% total to be received $1,280,729 (collateralized by various U.S. Government Agency Obligations, 2.000% - 11.500%, 08/15/17 - 06/20/67, totaling $1,306,305)	$1,280,691	1,280,691

Deutsche Bank Securities, Inc., dated 07/31/17, due 08/01/17, 1.080% total to be received $1,280,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 08/27/18 - 08/15/40, totaling $1,306,306)	1,280,691	1,280,691

JP Morgan Securities LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $269,158 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.250%, 11/15/22 - 11/15/25, totaling $274,535)	269,150	269,150

	Principal Amount	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,280,728 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $1,306,305)	$1,280,691	$1,280,691

Mizuho Securities USA, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,280,728 (collateralized by various U.S. Government Agency Obligations, 1.500% - 1.500%, 06/15/20 - 06/15/20, totaling $1,306,305)	1,280,691	1,280,691

Total Repurchase Agreements		5,391,914

	Shares

Other Investment Companies - 1.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	2,113,667	2,113,667

Total Short-Term Investments

(Cost $7,505,580)		7,505,581

Total Investments - 104.6%

(Cost $115,137,565)		131,691,350

Other Assets, less Liabilities - (4.6%)		(5,822,818)

Net Assets - 100.0%		$125,868,532

[1]	Some or all of these securities, amounting to $5,292,121 or 4.2% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR LP REIT	American Depositary Receipt Limited Partnership Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$124,185,769	—	—	$124,185,769

Short-Term Investments

Repurchase Agreements	—	$5,391,914	—	5,391,914

Other Investment Companies	2,113,667	—	—	2,113,667

Total Investments in Securities	$126,299,436	$5,391,914	—	$131,691,350

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

10

AMG Managers Fairpointe Mid Cap Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 97.1%

Consumer Discretionary - 33.2%

Adtalem Global Education, Inc.	1,787,173	$58,083,123

BorgWarner, Inc.	1,042,300	48,717,102

Cooper Tire & Rubber Co.	2,589,120	94,632,336

Gentex Corp.	4,681,200	79,674,024

The Interpublic Group of Cos, Inc.	1,123,900	24,287,479

Lear Corp.	410,200	60,787,538

Lions Gate Entertainment Corp., Class A *	2,613,496	76,836,782

Lions Gate Entertainment Corp., Class B *	2,516,696	69,234,307

LKQ Corp. *	2,503,900	86,534,784

Mattel, Inc.	6,456,700	129,263,134

The New York Times Co., Class A [1]	7,167,454	136,181,626

Office Depot, Inc.	24,081,800	141,360,166

Scholastic Corp. [1]	1,280,423	53,047,925

TEGNA, Inc.	6,637,600	98,435,608

Time, Inc. [1]	8,153,042	114,550,240

Whirlpool Corp.	358,500	63,769,980

Total Consumer Discretionary		1,335,396,154

Consumer Staples - 3.7%

Bunge, Ltd.	713,600	55,939,104

Hormel Foods Corp.	2,757,600	94,227,192

Total Consumer Staples		150,166,296

Energy - 4.6%

McDermott International, Inc. *	11,998,500	81,229,845

TechnipFMC PLC *	2,672,892	76,284,338

Transocean, Ltd. *	3,051,200	26,392,880

Total Energy		183,907,063

Financials - 5.4%

Cincinnati Financial Corp.	637,500	48,552,000

Northern Trust Corp.	986,300	86,311,113

Raymond James Financial, Inc.	975,100	81,118,569

Total Financials		215,981,682

Health Care - 7.7%

Patterson Cos, Inc.	2,635,038	109,933,785

Quest Diagnostics, Inc.	684,400	74,127,364

Varex Imaging Corp. *	615,120	18,976,452

Varian Medical Systems, Inc. *	1,097,100	106,550,352

Total Health Care		309,587,953

Industrials - 14.8%

AGCO Corp.	1,148,100	82,823,934

	Shares	Value

Arconic Inc.	3,863,934	$ 95,786,924

Chicago Bridge & Iron Co. NV	3,020,500	56,604,170

Copa Holdings, S.A., Class A	830,235	104,161,283

Donaldson Co., Inc.	918,100	43,600,569

Stericycle, Inc. *	1,796,000	138,435,680

Werner Enterprises, Inc.	2,559,100	75,877,315

Total Industrials		597,289,875

Information Technology - 21.1%

Akamai Technologies, Inc. *	2,613,600	123,205,104

Cars.com, Inc. *	2,580,333	62,702,092

Cree, Inc. *	4,550,168	117,894,853

Itron, Inc. *	761,798	55,611,254

Jabil, Inc.	2,942,600	89,749,300

Juniper Networks, Inc.	4,812,700	134,514,965

Nuance Communications, Inc. *	4,061,400	70,262,220

Teradata Corp. *	4,398,400	139,957,088

Unisys Corp. *,1	4,441,788	56,854,886

Total Information Technology		850,751,762

Materials - 6.6%

Domtar Corp. [1]	2,926,304	114,301,434

FMC Corp.	1,208,750	92,324,325

Gerdau SA, Sponsored ADR	17,658,300	59,508,471

Total Materials		266,134,230

Total Common Stocks

(Cost $3,176,314,627)		3,909,215,015

Short-Term Investments - 3.2%

Other Investment Companies - 3.2%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [2]	128,090,872	128,090,872

Total Short-Term Investments

(Cost $128,090,872)		128,090,872

Total Investments - 100.3%

(Cost $3,304,405,499)		4,037,305,887

Other Assets, less Liabilities - (0.3%)		(13,098,792)

Net Assets - 100.0%		$4,024,207,095

11

AMG Managers Fairpointe Mid Cap Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]	These securities have been determined to be illiquid securities. At July 31, 2017, these securities amounted to $474,936,111, or 11.8% of net assets. These securities were valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.
[2]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$3,909,215,015	–	–	$3,909,215,015

Short-Term Investments	128,090,872	–	–	128,090,872

Total Investments in Securities	$4,037,305,887	–	–	$4,037,305,887

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

12

AMG Managers Montag & Caldwell Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 92.2%

Consumer Discretionary - 18.0%

Dollar Tree, Inc. *	2,080	$149,926

Dunkin’ Brands Group, Inc. [1]	1,490	79,015

Expedia, Inc.	1,413	221,092

Five Below, Inc. *	2,040	98,552

LKQ Corp. *	6,090	210,470

Newell Brands, Inc.	2,900	152,888

O’Reilly Automotive, Inc. *	553	112,978

Planet Fitness, Inc., Class A	5,140	116,472

Ross Stores, Inc.	4,490	248,387

ServiceMaster Global Holdings, Inc. *	5,440	239,143

Total Consumer Discretionary		1,628,923

Consumer Staples - 7.5%

Blue Buffalo Pet Products, Inc. *	9,660	216,094

Molson Coors Brewing Co., Class B	1,220	108,556

Monster Beverage Corp. *	6,680	352,370

Total Consumer Staples		677,020

Energy - 1.4%

Core Laboratories NV (Netherlands) [1]	1,300	130,689

Financials - 9.3%

FactSet Research Systems, Inc. [1]	734	122,739

Intercontinental Exchange, Inc.	3,830	255,499

Raymond James Financial, Inc.	2,350	195,497

Signature Bank *	1,939	268,707

Total Financials		842,442

Health Care - 10.1%

CR Bard, Inc.	287	92,012

Edwards Lifesciences Corp. *	2,790	321,352

Laboratory Corp. of America Holdings *	1,923	305,584

Quintiles IMS Holdings, Inc. *,1	2,160	195,588

Total Health Care		914,536

Industrials - 17.5%

Acuity Brands, Inc. [1]	601	121,793

AMETEK, Inc.	3,650	224,767

Copart, Inc. *	8,600	270,814

IHS Markit, Ltd. *	4,765	222,287

J.B. Hunt Transport Services, Inc.	2,550	231,311

	Shares	Value

Snap-on, Inc.	1,640	$ 252,888

Verisk Analytics, Inc. *	3,020	263,525

Total Industrials		1,587,385

Information Technology - 28.4%

Akamai Technologies, Inc. *	1,500	70,710

Amphenol Corp., Class A	2,670	204,575

ANSYS, Inc. *	1,450	187,848

Arista Networks, Inc. *,1	1,217	181,686

Cavium, Inc. *	1,470	91,052

EPAM Systems, Inc. *	2,510	215,684

Euronet Worldwide, Inc. *	1,730	167,135

Fidelity National Information Services, Inc.	2,670	243,557

FleetCor Technologies, Inc. *	1,586	241,167

Genpact, Ltd.	9,380	272,020

MACOM Technology Solutions Holdings, Inc. *,1	4,020	243,411

Skyworks Solutions, Inc.	1,810	189,815

WEX, Inc. *	2,470	268,440

Total Information Technology		2,577,100

Total Common Stocks
(Cost $6,920,729)		8,358,095

	Principal Amount
Short-Term Investments - 15.3%

Repurchase Agreements - 8.1%[2]

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $730,943 (collateralized by various U.S. Government Agency Obligations, 0.125% - 1.000%, 03/15/18 - 07/15/24, totaling $745,540)	$730,922	730,922

	Shares
Other Investment Companies - 7.2%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	653,031	653,031

Total Short-Term Investments
(Cost $1,383,953)		1,383,953

Total Investments - 107.5%
(Cost $8,304,682)		9,742,048

Other Assets, less Liabilities - (7.5%)		(676,130)

Net Assets - 100.0%		$9,065,918

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $712,235 or 7.9% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

13

AMG Managers Montag & Caldwell Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$8,358,095	—	—	$8,358,095

Short-Term Investments

Repurchase Agreements	—	$730,922	—	730,922

Other Investment Companies	653,031	—	—	653,031

Total Investments in Securities	$9,011,126	$730,922	—	$9,742,048

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG Managers LMCG Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 99.2%

Consumer Discretionary - 18.0%

Camping World Holdings, Inc., Class A	85,121	$2,720,467

Canada Goose Holdings, Inc. *	49,191	937,580

Murphy USA, Inc. *	36,702	2,779,443

Nexstar Media Group, Inc., Class A	93,438	6,110,845

Papa John’s International, Inc. [1]	22,171	1,581,457

Planet Fitness, Inc., Class A	49,878	1,130,236

Sinclair Broadcast Group, Inc., Class A	92,687	3,341,366

Tenneco, Inc.	36,560	2,021,768

Texas Roadhouse, Inc.	7,889	373,150

Vail Resorts, Inc.	5,966	1,257,394

Total Consumer Discretionary		22,253,706

Consumer Staples - 0.5%

Central Garden & Pet Co., Class A *	19,023	585,147

Energy - 2.3%

Carrizo Oil & Gas, Inc. *	121,492	1,914,714

Jagged Peak Energy, Inc. *,1	69,798	988,340

Total Energy		2,903,054

Financials - 6.8%

Chemical Financial Corp.	16,249	783,039

Home BancShares, Inc.	38,277	949,270

Pinnacle Financial Partners, Inc.	61,806	3,949,403

Western Alliance Bancorp. *	53,178	2,679,108

Total Financials		8,360,820

Health Care - 21.2%

Clovis Oncology, Inc. *	4,742	402,169

Cross Country Healthcare, Inc. *	157,716	1,854,740

Exact Sciences Corp. *	25,509	989,749

HealthEquity, Inc. *	40,526	1,858,928

Integra LifeSciences Holdings Corp. *	33,536	1,665,398

iRhythm Technologies, Inc. *	13,518	559,104

LHC Group, Inc. *	28,551	1,653,103

Ligand Pharmaceuticals, Inc. *,1	19,219	2,323,769

The Medicines Co. *,1	14,517	558,179

Neurocrine Biosciences, Inc. *,1	19,280	926,018

Nevro Corp. *	32,288	2,778,705

NuVasive, Inc. *	43,597	2,868,247

Pacira Pharmaceuticals, Inc. *	46,344	1,830,588

Prestige Brands Holdings, Inc. *	24,362	1,306,534

Supernus Pharmaceuticals, Inc. *	39,670	1,604,651

	Shares	Value

Ultragenyx Pharmaceutical, Inc. *,1	27,561	$ 1,827,846

Wright Medical Group NV *	45,562	1,196,914

Total Health Care		26,204,642

Industrials - 17.1%

Apogee Enterprises, Inc.	16,703	870,059

Beacon Roofing Supply, Inc. *	70,297	3,228,741

Dycom Industries, Inc. *,1	11,250	1,019,250

Healthcare Services Group, Inc.	20,193	1,055,084

JELD-WEN Holding, Inc. *	76,854	2,509,283

John Bean Technologies Corp.	29,956	2,767,934

Kennametal, Inc.	16,824	620,806

Knight Transportation, Inc. [1]	21,592	769,755

RBC Bearings, Inc. *	5,736	592,758

Rexnord Corp. *	47,110	1,091,068

SiteOne Landscape Supply, Inc. *,1	51,679	2,713,148

WageWorks, Inc. *	59,353	3,869,816

Total Industrials		21,107,702

Information Technology - 24.4%

8x8, Inc. *	118,753	1,508,163

Belden, Inc.	29,827	2,145,755

Cavium, Inc. *	47,079	2,916,073

Ciena Corp. *	40,519	1,043,364

Coherent, Inc. *	3,746	992,690

Cornerstone OnDemand, Inc. *	9,656	389,233

Fair Isaac Corp.	6,572	936,839

GTT Communications, Inc. *	125,842	3,844,473

HubSpot, Inc. *,1	10,517	760,905

Imperva, Inc. *	31,749	1,430,293

Infinera Corp. *,1	31,462	369,049

InterXion Holding NV *	17,082	817,715

J2 Global, Inc.	29,891	2,529,675

Lumentum Holdings, Inc. *	14,647	916,902

MACOM Technology Solutions Holdings, Inc. *	46,296	2,803,223

Microsemi Corp. *	34,940	1,819,675

Proofpoint, Inc. *	12,853	1,095,590

RealPage, Inc. *	58,773	2,277,454

Stamps.com, Inc. *,1	10,801	1,599,628

Total Information Technology		30,196,699

Materials - 4.9%

Eagle Materials, Inc.	12,550	1,180,955

Ingevity Corp. *	47,248	2,764,008

15

AMG Managers LMCG Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.9% (continued)

Sensient Technologies Corp.	8,345	$ 620,534

Summit Materials, Inc., Class A *	51,312	1,459,314

Total Materials		6,024,811

Real Estate - 1.7%

QTS Realty Trust, Inc., Class A, REIT	39,311	2,101,959

Telecommunication Services - 2.3%

Vonage Holdings Corp. *	430,676	2,846,768

Total Common Stocks

(Cost $111,612,209)		122,585,308

Rights - 0.0% #

Health Care - 0.0% #

Dyax Corp., CVR Expiration 12/31/19 *,2 (Cost $0)	99,639	997

	Principal Amount

Short-Term Investments - 5.6%

Repurchase Agreements - 5.3% [3]

Citibank N.A., dated 07/31/17, due 08/01/17, 1.040% total to be received $323,131 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/12/17 - 09/09/49, totaling $329,584)	$323,122	323,122

Daiwa Capital Markets America, dated 07/31/17, due 08/01/17, 1.070% total to be received $1,537,838 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/03/17 - 12/01/51, totaling $1,568,548)	1,537,792	1,537,792

	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 07/31/17, due 08/01/17, 1.070% total to be received $1,537,838 (collateralized by various U.S. Government Agency Obligations, 2.500%, 02/15/46, totaling $1,568,549)

	$ 1,537,792	$ 1,537,792

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,537,837 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $1,568,548)	1,537,792	1,537,792

RBC Capital Markets LLC dated 07/31/17, due 08/01/17, 1.040% total to be received $1,537,836 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 06/20/47, totaling $1,568,548)	1,537,792	1,537,792

Total Repurchase Agreements		6,474,290

	Shares

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [4]	409,804	409,804

Total Short-Term Investments
(Cost $6,884,094)		6,884,094

Total Investments - 104.8%
(Cost $118,496,303)		129,470,399

Other Assets, less Liabilities - (4.8%)		(5,955,409)

Net Assets - 100.0%		$123,514,990

#	Less than 0.05%.

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $6,308,049 or 5.1% of net assets, were out on loan to various brokers.

[2]	The security is restricted for resale.

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CVR Contingent Value Rights

REIT Real Estate Investment Trust

16

AMG Managers LMCG Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$122,585,308	–	–	$122,585,308

Rights	–	–	$997	997

Short-Term Investments

Repurchase Agreements	–	$6,474,290	–	6,474,290

Other Investment Companies	409,804	–	–	409,804

Total Investments in Securities	$122,995,112	$6,474,290	$997	$129,470,399

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

As of July 31, 2017, there were no other Level 3 securities for which significant unobservable inputs or Investment Manager assumption used in determining fair value except for rights received at no cost as a result of a corporate action.

17

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 97.2%

Consumer Discretionary - 31.9%

Asbury Automotive Group, Inc. *	10,910	$589,140

Biglari Holdings, Inc. *	1,828	684,257

Extended Stay America, Inc.	30,760	608,125

International Speedway Corp., Class A	18,677	668,637

J Alexander’s Holdings, Inc. *,1	24,831	261,967

La Quinta Holdings, Inc. *	47,290	705,094

Liberty Broadband Corp., Class C *	7,834	776,976

Liberty Expedia Holdings, Inc., Class A *	26,678	1,521,980

Liberty Global PLC Lilac Group, Class A *,2	14,010	360,337

Liberty Global PLC Lilac Group, Class C *	24,440	623,709

Liberty Ventures, Class A *	39,372	2,385,156

The Madison Square Garden Co, Class A *	2,419	531,503

Motorcar Parts of America, Inc. *	26,350	737,009

Murphy USA, Inc. *	21,893	1,657,957

PICO Holdings, Inc. *	42,432	689,520

Polaris Industries, Inc. [2]	5,140	460,852

Select Comfort Corp. *	24,522	829,089

Total Consumer Discretionary		14,091,308

Consumer Staples - 1.7%

Ingles Markets, Inc., Class A	25,693	757,944

Energy - 3.2%

HollyFrontier Corp. [2]	15,850	457,114

PBF Energy, Inc., Class A [2]	13,915	316,845

QEP Resources, Inc. *	19,520	167,286

World Fuel Services Corp.	14,870	480,896

Total Energy		1,422,141

Financials - 12.2%

Capital Southwest Corp., BDC	20,567	343,263

CNA Financial Corp.	10,540	547,553

FNFV Group *	125,595	2,166,514

Leucadia National Corp.	20,129	523,958

White Mountains Insurance Group, Ltd.	2,102	1,817,389

Total Financials		5,398,677

Health Care - 6.6%

Computer Programs & Systems, Inc.	18,633	571,101

Premier, Inc., Class A *	53,040	1,851,096

	Shares	Value

Taro Pharmaceutical Industries, Ltd. *	4,130	$ 472,183

Total Health Care		2,894,380

Industrials - 17.3%

Air Transport Services Group, Inc. *	21,796	530,950

Armstrong Flooring, Inc. *	32,070	556,735

Armstrong World Industries, Inc. *	17,611	855,014

Cubic Corp.	13,583	647,230

Forward Air Corp.	10,129	524,986

Kansas City Southern	6,682	689,516

KLX, Inc. *	5,643	292,985

Resources Connection, Inc.	33,958	453,339

SP Plus Corp. *	20,956	685,261

Spirit AeroSystems Holdings, Inc., Class A	12,786	772,658

UniFirst Corp.	11,436	1,626,771

Total Industrials		7,635,445

Information Technology - 18.5%

Blackhawk Network Holdings, Inc. *	34,320	1,498,068

Cars.com, Inc. *	20,030	486,729

Conduent, Inc. *	47,550	785,050

CSG Systems International, Inc.	17,264	713,866

Dolby Laboratories, Inc., Class A	15,210	787,117

ePlus, Inc. *	3,632	293,829

EVERTEC, Inc.	12,680	226,338

Match Group, Inc. *,2	12,685	231,501

Mitel Networks Corp. *	123,330	1,050,772

OSI Systems, Inc. *	3,580	286,293

Sabre Corp.	27,310	604,370

Sykes Enterprises, Inc. *	16,818	571,812

VeriFone Systems, Inc. *,2	33,650	656,512

Total Information Technology		8,192,257

Materials - 0.8%

Graphic Packaging Holding Co.	25,160	331,860

Real Estate - 1.3%

Marcus & Millichap, Inc., REIT *	7,790	199,424

Realogy Holdings Corp., REIT	11,610	385,452

Total Real Estate		584,876

Telecommunication Services - 2.2%

ATN International, Inc.	9,869	572,402

18

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Telecommunication Services - 2.2% (continued)

Telephone & Data Systems, Inc.	14,393	$ 409,193

Total Telecommunication Services		981,595

Utilities - 1.5%

National Fuel Gas Co. [2]	10,898	645,271

Total Common Stocks

(Cost $35,719,087)		42,935,754

	Principal Amount

Short-Term Investments - 7.7%

Repurchase Agreements - 4.7%[3]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $69,602 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/12/17 - 09/09/49, totaling $70,992)	$69,600	69,600

Daiwa Capital Markets America, dated 07/31/17, due 08/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 11/15/17 - 04/15/29, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $1,020,000)	$1,000,000	$1,000,000

Total Repurchase Agreements		2,069,600

	Shares

Other Investment Companies - 3.0%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [4]	1,351,621	1,351,621

Total Short-Term Investments

(Cost $3,421,221)		3,421,221

Total Investments - 104.9%

(Cost $39,140,308)		46,356,975

Other Assets, less Liabilities - (4.9%)		(2,171,304)

Net Assets - 100.0%		$44,185,671

*	Non-income producing security.

[1]	This security has been determined to be an illiquid security. At July 31, 2017, the security amounted to $261,967, or 0.6% of net assets. The security was valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.

[2]	Some or all of these securities, amounting to $2,030,385 or 4.6% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[4]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC  Business Development Company

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$42,935,754	–	–	$42,935,754

Short-Term Investments

Repurchase Agreements	–	$2,069,600	–	2,069,600

Other Investment Companies	1,351,621	–	–	1,351,621

Total Investments in Securities	$44,287,375	$2,069,600	–	$46,356,975

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

19

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 93.1%

Consumer Discretionary - 23.6%

Asbury Automotive Group, Inc. *	73,110	$3,947,940

Biglari Holdings, Inc. *	15,745	5,893,668

International Speedway Corp., Class A	180,126	6,448,511

J Alexander’s Holdings, Inc. *,1	326,645	3,446,105

La Quinta Holdings, Inc. *	324,630	4,840,233

Liberty Expedia Holdings, Inc., Class A *	183,830	10,487,501

Monarch Casino & Resort, Inc. *	76,819	2,541,941

Motorcar Parts of America, Inc. *	220,176	6,158,323

Murphy USA, Inc. *	162,512	12,307,034

PICO Holdings, Inc. *	345,294	5,611,027

Select Comfort Corp. *	192,353	6,503,455

SodaStream International, Ltd. *	31,522	1,775,319

Vista Outdoor, Inc. *	87,520	2,020,837

Total Consumer Discretionary		71,981,894

Consumer Staples - 3.2%

Ingles Markets, Inc., Class A	215,895	6,368,902

Natural Grocers by Vitamin Cottage, Inc. *,2	394,013	3,471,255

Total Consumer Staples		9,840,157

Energy - 4.3%

Evolution Petroleum Corp.	208,470	1,792,842

Gran Tierra Energy, Inc. *	657,120	1,550,803

PBF Energy, Inc., Class A [2]	174,060	3,963,346

QEP Resources, Inc. *	219,050	1,877,259

World Fuel Services Corp.	124,900	4,039,266

Total Energy		13,223,516

Financials - 13.3%

American National Insurance Co.	30,690	3,652,110

Capital Southwest Corp., BDC [1]	239,229	3,992,732

First Citizens BancShares, Inc., Class A	7,185	2,644,224

FNFV Group *	926,865	15,988,421

White Mountains Insurance Group, Ltd.	16,438	14,212,295

Total Financials		40,489,782

Health Care - 2.6%

Computer Programs & Systems, Inc.	208,872	6,401,927

Orthofix International, N.V. *	33,808	1,466,591

Total Health Care		7,868,518

Industrials - 21.2%

Aegion Corp. *	152,780	3,657,553

	Shares	Value

Air Transport Services Group, Inc. *	184,133	$ 4,485,480

Armstrong Flooring, Inc. *	284,660	4,941,698

Armstrong World Industries, Inc. *	149,663	7,266,139

Barrett Business Services, Inc.	46,142	2,539,194

Cubic Corp.	99,757	4,753,421

Forward Air Corp.	107,950	5,595,048

Kelly Services, Inc., Class A	133,480	2,972,600

KLX, Inc. *	49,517	2,570,923

Resources Connection, Inc.	285,383	3,809,863

SP Plus Corp. *	215,253	7,038,773

UniFirst Corp.	91,377	12,998,378

Viad Corp.	37,569	2,011,820

Total Industrials		64,640,890

Information Technology - 21.3%

Blackhawk Network Holdings, Inc. *	273,917	11,956,477

Cars.com, Inc. *,2	163,290	3,967,947

Computer Services, Inc. [1]	134,105	6,571,145

CSG Systems International, Inc.	152,945	6,324,276

ePlus, Inc. *	48,028	3,885,465

EVERTEC, Inc.	132,500	2,365,125

Ituran Location and Control, Ltd.	155,578	4,745,129

Match Group, Inc. *,2	134,836	2,460,757

MicroStrategy, Inc., Class A *	7,610	1,023,621

Mitel Networks Corp. *	808,250	6,886,290

OSI Systems, Inc. *	31,710	2,535,849

Sykes Enterprises, Inc. *	126,968	4,316,912

TechTarget, Inc. *	140,344	1,345,899

VeriFone Systems, Inc. *,2	333,870	6,513,803

Total Information Technology		64,898,695

Real Estate - 0.7%

Marcus & Millichap, Inc., REIT *	84,801	2,170,906

Telecommunication Services - 2.9%

ATN International, Inc.	84,143	4,880,294

Telephone & Data Systems, Inc.	139,240	3,958,593

Total Telecommunication Services		8,838,887

Total Common Stocks

(Cost $218,901,501)		283,953,245

20

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 9.1%

Repurchase Agreements - 2.5%[3]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.060% total to be received $1,845,337 (collateralized by various U.S. Government Agency Obligations, 2.000% - 11.500%, 08/15/17 - 06/20/67, totaling $1,882,189)	$1,845,283	$1,845,283

JPMorgan Securities LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $387,822 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.250%, 11/15/22 - 11/15/25, totaling $395,570)	387,811	387,811

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,845,337 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $1,882,189)	1,845,283	1,845,283

Mizuho Securities USA, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,845,337 (collateralized by various U.S. Government Agency Obligations, 1.500%, 06/15/20, totaling $1,882,189)	1,845,283	1,845,283

	Principal Amount	Value

RBC Capital Markets LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $1,845,336 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 06/20/47, totaling $1,882,189)

	$ 1,845,283	$ 1,845,283

Total Repurchase Agreements		7,768,943

	Shares

Other Investment Companies - 6.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [4]	20,023,115	20,023,114

Total Short-Term Investments
(Cost $27,792,057)		27,792,057

Total Investments - 102.2%
(Cost $246,693,558)		311,745,302

Other Assets, less Liabilities - (2.2%)		(6,591,803)

Net Assets - 100.0%		$305,153,499

*	Non-income producing security.

[1]	These securities have been determined to be illiquid securities. At July 31, 2017, these securities amounted to $14,009,982, or 4.6% of net assets. These securities were valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.

[2]	Some or all of these securities, amounting to $7,651,269 or 2.5% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[4]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

BDC  Business Development Company

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$283,953,245	–	–	$283,953,245

Short-Term Investments

Repurchase Agreements	–	$7,768,943	–	7,768,943

Other Investment Companies	20,023,114	–	–	20,023,114

Total Investments in Securities	$303,976,359	$7,768,943	–	$311,745,302

† All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

21

AMG Managers Silvercrest Small Cap Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 99.1%

Consumer Discretionary - 14.3%

Dana, Inc.	154,410	$3,662,605

The EW Scripps Co., Class A *	119,130	2,340,905

The Finish Line, Inc., Class A	147,680	2,032,077

Fox Factory Holding Corp. *	125,580	4,828,551

La-Z-Boy, Inc.	163,100	5,512,780

Lithia Motors, Inc., Class A	34,760	3,588,970

Meredith Corp.	61,500	3,656,175

Murphy USA, Inc. *	51,180	3,875,861

Wolverine World Wide, Inc.	199,780	5,633,796

Total Consumer Discretionary		35,131,720

Consumer Staples - 2.2%

J&J Snack Foods Corp.	25,504	3,351,226

Lancaster Colony Corp.	15,944	1,955,053

Total Consumer Staples		5,306,279

Energy - 4.6%

Callon Petroleum Co. *	327,270	3,704,696

Forum Energy Technologies, Inc. *	165,470	2,192,478

Matador Resources Co. *	223,250	5,416,045

Total Energy		11,313,219

Financials - 18.4%

BancorpSouth, Inc.	269,080	8,085,854

CVB Financial Corp.	290,040	6,247,462

FCB Financial Holdings, Inc., Class A *	146,040	6,885,786

Horace Mann Educators Corp.	110,604	4,081,288

IBERIABANK Corp.	96,079	7,767,987

Independent Bank Corp./Rockland MA	107,183	7,647,507

Selective Insurance Group, Inc.	87,010	4,407,056

Total Financials		45,122,940

Health Care - 6.5%

AMN Healthcare Services, Inc. *	100,870	3,722,103

ICU Medical, Inc. *	28,754	4,942,813

INC Research Holdings, Inc., Class A *	71,260	3,919,300

Natus Medical, Inc. *	99,050	3,486,560

Total Health Care		16,070,776

Industrials - 17.8%

Advanced Disposal Services, Inc. *	136,890	3,310,000

	Shares	Value

Altra Industrial Motion Corp.	117,425	$ 5,231,284

Babcock & Wilcox Enterprises, Inc. *	154,040	1,617,420

BMC Stock Holdings, Inc. *	150,180	3,303,960

CIRCOR International, Inc.	42,600	2,132,556

EMCOR Group, Inc.	48,626	3,282,255

ESCO Technologies, Inc.	61,820	3,814,294

Knoll, Inc.	157,240	3,044,166

MSA Safety, Inc.	40,179	3,220,749

Mueller Water Products, Inc., Class A	301,870	3,501,692

Quanex Building Products Corp.	111,740	2,402,410

Standex International Corp.	42,070	4,036,617

US Ecology, Inc.	94,619	4,910,726

Total Industrials		43,808,129

Information Technology - 17.0%

ACI Worldwide, Inc. *	145,537	3,372,092

Entegris, Inc. *	210,880	5,503,968

Littelfuse, Inc.	30,685	5,528,823

MACOM Technology Solutions Holdings, Inc. *	126,890	7,683,190

Methode Electronics, Inc.	46,030	1,829,693

MKS Instruments, Inc.	96,310	8,056,331

NETGEAR, Inc. *	56,290	2,696,291

NetScout Systems, Inc. *	82,230	2,836,935

Rogers Corp. *	36,440	4,298,827

Total Information Technology		41,806,150

Materials - 7.0%

HB Fuller Co.	88,120	4,539,942

Ingevity Corp. *	86,220	5,043,870

Minerals Technologies, Inc.	66,390	4,700,412

PH Glatfelter Co.	135,683	2,777,431

Total Materials		17,061,655

Real Estate - 8.1%

EastGroup Properties, Inc., REIT	46,348	4,040,619

Pebblebrook Hotel Trust, REIT [1]	190,860	6,426,256

Physicians Realty Trust, REIT	246,200	4,584,244

QTS Realty Trust, Inc., Class A, REIT	89,280	4,773,801

Total Real Estate		19,824,920

Utilities - 3.2%

MGE Energy, Inc.	40,933	2,724,091

22

AMG Managers Silvercrest Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 3.2% (continued)

ONE Gas, Inc.	34,260	$ 2,493,443

Portland General Electric Co.	58,289	2,604,935

Total Utilities		7,822,469

Total Common Stocks (Cost $204,088,501)		243,268,257

	Principal Amount

Short-Term Investments - 1.3%

Repurchase Agreements - 0.2%[2]

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/2017, due 08/1/2017, 1.040% total to be received $349,584 (collateralized by various U.S. Government Agency Obligations, 0.125 - 1.000%, 03/15/18 - 07/15/24, totaling $356,566)	$349,574	349,574

	Shares	Value

Other Investment Companies - 1.1%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	2,773,173	$2,773,173

Total Short-Term Investments (Cost $3,122,747)		3,122,747

Total Investments - 100.4% (Cost $207,211,248)		246,391,004

Other Assets, less Liabilities - (0.4%)		(896,675)

Net Assets - 100.0%		$245,494,329

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $343,434 or 0.1% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$243,268,257	–	–	$243,268,257

Short-Term Investments

Repurchase Agreements	–	$349,574	–	349,574

Other Investment Companies	2,773,173	–	–	2,773,173

Total Investments in Securities	$246,041,430	$349,574	–	$246,391,004

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

23

AMG GW&K U.S. Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 97.0%

Consumer Discretionary - 15.0%

Burlington Stores, Inc. *	9,525	$828,961

Chuy’s Holdings, Inc. *	16,809	395,852

Dave & Buster’s Entertainment, Inc. *	11,976	743,829

Five Below, Inc. *	15,046	726,872

Fox Factory Holding Corp. *	16,800	645,960

Grand Canyon Education, Inc. *	12,018	884,164

Horizon Global Corp *,1	12,891	179,701

Oxford Industries, Inc.	6,224	392,921

Pool Corp	6,714	725,918

Total Consumer Discretionary		5,524,178

Consumer Staples - 1.7%

Amplify Snack Brands, Inc. *,1	19,871	207,851

PriceSmart, Inc.	4,888	411,814

Total Consumer Staples		619,665

Energy - 1.1%

Matador Resources Co. *,1	16,802	407,616

Financials - 8.0%

Encore Capital Group, Inc. *	11,606	465,401

Greenhill & Co., Inc.	5,793	107,170

Heritage Insurance Holdings, Inc.	14,279	180,058

MarketAxess Holdings, Inc.	5,059	1,026,421

Pinnacle Financial Partners, Inc.	5,846	373,559

Stifel Financial Corp *	6,502	330,627

Texas Capital Bancshares, Inc. *	5,837	457,329

Total Financials		2,940,565

Health Care - 23.7%

ABIOMED, Inc. *	3,057	452,711

Acadia Healthcare Co., Inc. *,1	8,142	430,956

Amicus Therapeutics, Inc. *,1	48,693	630,574

Bruker Corp.	10,668	305,958

Catalent, Inc. *	16,720	580,184

Cotiviti Holdings, Inc. *	12,628	543,635

DBV Technologies, S.A., ADR *	12,734	567,172

Endologix, Inc. *	20,386	99,688

Globus Medical, Inc., Class A *	17,719	544,859

ICU Medical, Inc. *	3,426	588,930

Impax Laboratories, Inc. *	10,911	211,128

INC Research Holdings, Inc., Class A *	11,138	612,590

Medidata Solutions, Inc. *	10,927	839,303

Neurocrine Biosciences, Inc. *	10,417	500,329

	Shares	Value

Neuroderm, Ltd. *	12,415	$ 480,461

Retrophin, Inc. *	16,503	334,021

West Pharmaceutical Services, Inc.	5,429	481,552

Wright Medical Group NV *	20,008	525,610

Total Health Care		8,729,661

Industrials - 16.5%

Cubic Corp.	6,588	313,918

Dycom Industries, Inc. *,1	4,160	376,896

Exponent, Inc.	6,568	428,234

Graco, Inc.	3,318	385,021

HEICO Corp	10,077	809,888

John Bean Technologies Corp.	3,936	363,686

Knight Transportation, Inc. [1]	9,808	349,655

Ritchie Bros. Auctioneers, Inc.	20,764	586,168

SiteOne Landscape Supply, Inc. *,1	13,596	713,790

Sun Hydraulics Corp.	8,721	360,701

Thermon Group Holdings, Inc. *	9,351	167,102

WageWorks, Inc. *	11,112	724,502

Woodward, Inc.	7,538	527,208

Total Industrials		6,106,769

Information Technology - 23.7%

Blackbaud, Inc.	7,017	647,950

Bottomline Technologies de, Inc. *	10,684	304,280

Cabot Microelectronics Corp	5,434	402,931

Callidus Software, Inc. *	19,934	484,396

CyberArk Software, Ltd. *	6,166	256,999

EPAM Systems, Inc. *	8,219	706,259

ExlService Holdings, Inc. *	6,317	363,543

Forrester Research, Inc.	12,514	510,571

HubSpot, Inc. *,1	9,370	677,920

LogMeIn, Inc.	6,450	751,103

MACOM Technology Solutions Holdings, Inc. *	9,256	560,451

MAXIMUS, Inc.	5,490	331,376

Mimecast, Ltd. *	11,335	318,060

Power Integrations, Inc.	8,908	629,350

Silicon Laboratories, Inc. *	8,034	603,353

Tyler Technologies, Inc. *	4,203	722,117

VeriFone Systems, Inc. *,1	2,246	43,820

Zebra Technologies Corp., Class A *	4,424	450,009

Total Information Technology		8,764,488

Materials - 4.0%

Balchem Corp	8,711	675,974

24

AMG GW&K U.S. Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.0% (continued)

KapStone Paper and Packaging Corp	15,422	$352,547

PolyOne Corp	12,732	465,736

Total Materials		1,494,257

Real Estate - 3.3%

STAG Industrial, Inc., REIT	22,432	612,169

Sun Communities, Inc., REIT	6,667	593,430

Total Real Estate		1,205,599

Total Common Stocks
(Cost $26,105,156)		35,792,798

	Principal Amount

Short-Term Investments - 9.0%

Repurchase Agreements - 7.6%[2]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $810,906 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/12/17 - 09/09/49, totaling $827,101)	$810,883	810,883

HSBC Securities USA, Inc., dated 07/31/17, due 08/01/17, 1.030% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 1.625% - 3.375%, 02/15/26 - 05/15/44, totaling $1,020,006)	1,000,000	1,000,000

	Principal Amount	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 3.500% - 3.500%, 04/20/46 - 07/20/47, totaling $1,020,000)	$1,000,000	$ 1,000,000

Total Repurchase Agreements		2,810,883

	Shares

Other Investment Companies - 1.4%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	518,413	518,413

Total Short-Term Investments
(Cost $3,329,296)		3,329,296

Total Investments - 106.0%
(Cost $29,434,452)		39,122,094

Other Assets, less Liabilities - (6.0%)		(2,222,232)

Net Assets - 100.0%		$36,899,862

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $2,723,463 or 7.4% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks†	$35,792,798	–	–	$35,792,798

Short-Term Investments

Repurchase Agreements	–	$2,810,883	–	2,810,883

Other Investment Companies	518,413	–	–	518,413

Total Investments in Securities	$36,311,211	$2,810,883	–	$39,122,094

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

25

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Principal Amount	Value

Corporate Bonds and Notes - 24.5%

Financials - 6.0%

A.S.P AMC Merger Sub, Inc. 8.000%, 05/15/25 [1]	$225,000	$224,156

Air Lease Corp. 3.750%, 02/01/22	430,000	449,496

Ally Financial, Inc. 4.125%, 03/30/20	545,000	562,713

American Express Co. 2.500%, 08/01/22	465,000	465,695

American Express Credit Corp., MTN

2.250%, 05/05/21	220,000	220,485

2.700%, 03/03/22	585,000	593,424

American Tower Corp.

3.550%, 07/15/27	575,000	571,019

4.400%, 02/15/26	1,300,000	1,382,086

AssuredPartners, Inc. 7.000%, 08/15/25 [1]	295,000	297,950

Athene Global Funding 3.000%, 07/01/22 [1]	580,000	578,080

Australia & New Zealand Banking Group, Ltd. 4.875%, 01/12/21 [1]	415,000	450,916

Banco de Credito e Inversiones 4.000%, 02/11/23	400,000	417,339

Banco de Reservas de la Republica Dominicana

7.000%, 02/01/23 [1]	300,000	313,500

7.000%, 02/01/23	200,000	209,000

Banco del Estado de Chile 3.875%, 02/08/22	300,000	315,020

Banco GNB Sudameris SA (US Treasury 5 Year + 4.561%) 6.500%, 04/03/27 [1,2]	400,000	416,480

Banco Inbursa SA Institucion de Banca Multiple 4.375%, 04/11/27 [1]	1,700,000	1,708,500

Banco Internacional del Peru SAA Interbank (3-Month LIBOR + 6.740%) 8.500%, 04/23/70 [2]	500,000	545,000

Banco Mercantil del Norte SA (US Treasury 5 Year + 4.447%) 5.750%, 10/04/31 [1,2]	1,500,000	1,520,250

Bank of America Corp., MTN

2.503%, 10/21/22	455,000	451,622

(3-Month LIBOR + 1.021%), 2.881%, 04/24/23 [2]	375,000	377,382

Bank of Montreal, MTN 1.900%, 08/27/21	625,000	620,086

Bantrab Senior Trust 9.000%, 11/14/20	150,000	148,140

	Principal Amount	Value

BBVA Bancomer SA (US Treasury 5 Year + 3.000%) 5.350%, 11/12/29 [2]	$ 500,000	$ 508,750

BBVA Bancomer SA/Texas (US Treasury 5 Year + 3.000%) 5.350%, 11/12/29 [1,2]	300,000	305,250

Boston Properties LP 4.125%, 05/15/21	546,000	579,709

Brighthouse Financial, Inc. 3.700%, 06/22/27 [1]	575,000	570,694

Citigroup, Inc. (3-Month LIBOR + 1.100%) 2.279%, 05/17/24 [2]	855,000	857,573

Commonwealth Bank of Australia 2.750%, 03/10/22 [1]	845,000	856,644

Corp Group Banking SA 6.750%, 03/15/23	500,000	508,225

Credito Real SAB de CV SOFOM ER 7.250%, 07/20/23 [1]	400,000	422,000

Crown Castle International Corp.

3.650%, 09/01/27 [3]	580,000	580,501

3.700%, 06/15/26	600,000	609,114

4.000%, 03/01/27	775,000	795,658

CyrusOne LP / CyrusOne Finance Corp. 5.000%, 03/15/24 [1]	60,000	62,550

Discover Financial Services 4.100%, 02/09/27	720,000	730,329

ESH Hospitality, Inc. 5.250%, 05/01/25 [1]	190,000	199,025

The Goldman Sachs Group Inc.

(3-Month LIBOR + 1.053%), 2.908%, 06/05/23 [2]	425,000	426,146

3.000%, 04/26/22	145,000	146,902

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250%, 02/01/22	145,000	151,299

Industrial Senior Trust 5.500%, 11/01/22	1,500,000	1,522,500

Interoceanica IV Finance, Ltd. 0.000%, 11/30/25 [4]	1,577,361	1,293,436

JPMorgan Chase & Co.

2.972%, 01/15/23	590,000	598,762

4.250%, 10/01/27	570,000	603,455

Liberty Mutual Group, Inc. 6.500%, 05/01/42 [1]	589,000	769,176

Magnesita Finance SA 8.625%, 04/29/49 [5]	700,000	707,000

Morgan Stanley

2.750%, 05/19/22	575,000	576,373

26

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 6.0% (continued)

(3-Month LIBOR + 1.340%), 3.591%, 07/22/28 [2]	$ 585,000	$ 587,417

MUFG Americas Holdings Corp. 1.625%, 02/09/18	285,000	285,135

National Rural Utilities Cooperative Finance Corp. 2.000%, 01/27/20	335,000	336,642

Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500%, 07/01/21	135,000	139,050

Navient Corp. 6.500%, 06/15/22	155,000	165,610

New York Life Global Funding 2.300%, 06/10/22 [1]	210,000	209,901

2.900%, 01/17/24 [1]	380,000	385,740

NFP Corp. 6.875%, 07/15/25 [1]	190,000	193,776

Nuveen Finance LLC 2.950%, 11/01/19 [1]	595,000	605,784

Royal Bank of Canada, GMTN 2.125%, 03/02/20	300,000	301,633

2.500%, 01/19/21	155,000	157,005

Royal Bank of Scotland Group PLC (3-Month LIBOR + 1.480%) 3.498%, 05/15/23 [2]	860,000	871,047

Simon Property Group LP 3.375%, 06/15/27	580,000	583,515

Sumitomo Mitsui Financial Group, Inc. 2.058%, 07/14/21	445,000	438,955

2.934%, 03/09/21	430,000	438,770

SURA Asset Management SA 4.375%, 04/11/27 [1]	1,200,000	1,219,200

Synchrony Financial 3.000%, 08/15/19	560,000	569,059

Temasek Financial I, Ltd. 2.375%, 01/23/23	800,000	798,942

Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 [1]	195,000	202,800

United Overseas Bank, Ltd., EMTN (USD Swap 5 Year + 2.236%) 3.500%, 09/16/26 [2]	1,300,000	1,326,487

Wells Fargo & Co. 3.069%, 01/24/23	565,000	574,828

(3-Month LIBOR + 1.310%), 3.584%, 05/22/28 [2]	565,000	574,891

Westpac Banking Corp.

2.000%, 08/19/21	255,000	252,142

	Principal Amount	Value

2.500%, 06/28/22	$ 50,000	$ 50,065

2.600%, 11/23/20	375,000	380,538

Total Financials		38,868,342

Industrials - 15.7%

AbbVie, Inc. 4.700%, 05/14/45	583,000	628,422

Aeropuerto Internacional de Tocumen SA 5.750%, 10/09/23	995,385	1,087,458

Aeropuertos Argentina 2000 SA 6.875%, 02/01/27 [1]	300,000	312,750

Air Medical Group Holdings, Inc. 6.375%, 05/15/23 [1]	280,000	270,200

Ajecorp BV 6.500%, 05/14/22	400,000	349,000

Albertsons Cos LLC / Safeway, Inc. 5.750%, 03/15/25 [1]	215,000	195,650

Allergan Funding SCS 2.350%, 03/12/18	583,000	585,546

Alpine Finance Merger Sub LLC 6.875%, 08/01/25 [1]	190,000	197,600

American Axle & Manufacturing, Inc. 6.625%, 10/15/22 [6]	265,000	276,262

Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	275,000	310,591

Anthem, Inc. 2.300%, 07/15/18	590,000	593,679

Applied Materials, Inc. 4.350%, 04/01/47	310,000	334,490

APT Pipelines, Ltd. 4.250%, 07/15/27 [1]	1,000,000	1,030,972

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 [1]	200,000	214,124

Arrow Electronics, Inc. 3.875%, 01/12/28	295,000	298,145

Ashland LLC 4.750%, 08/15/22	130,000	136,663

Ashton Woods USA LLC / Ashton Woods Finance Co. 6.750%, 08/01/25 [1,3]	200,000	203,000

AstraZeneca PLC

2.375%, 11/16/20	295,000	298,984

2.375%, 06/12/22	290,000	289,843

AT&T, Inc. 3.800%, 03/01/24	610,000	629,256

Autoridad del Canal de Panama 4.950%, 07/29/35	200,000	220,750

27

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 15.7% (continued)

Avianca Holdings SA 8.375%, 05/10/20	$ 400,000	$ 398,500

Avianca Holdings, SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd. 8.375%, 05/10/20 [1]	200,000	199,250

Axiata SPV2 Bhd Series 2 3.466%, 11/19/20	500,000	512,961

B&G Foods, Inc. 5.250%, 04/01/25	195,000	203,775

BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 [1]	150,000	151,218

Becton Dickinson and Co. 2.894%, 06/06/22	855,000	860,458

Berry Plastics Corp. 5.500%, 05/15/22	170,000	177,437

Bharti Airtel, Ltd. 4.375%, 06/10/25	1,200,000	1,204,507

BlueLine Rental Finance Corp. 9.250%, 03/15/24 [1]	85,000	92,438

The Boeing Co. 6.875%, 03/15/39	357,000	517,830

BP Capital Markets PLC

3.588%, 04/14/27	24,000	24,862

3.723%, 11/28/28	570,000	593,307

BPRL International Singapore Pte, Ltd., EMTN 4.375%, 01/18/27	1,500,000	1,564,228

British Telecommunications PLC 5.950%, 01/15/18	981,000	1,000,163

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 [1]	305,000	313,575

Builders FirstSource, Inc. 5.625%, 09/01/24 [1]	91,000	95,891

Burlington Northern Santa Fe LLC 4.550%, 09/01/44	540,000	602,363

BWAY Holding Co. 5.500%, 04/15/24 [1]	160,000	168,200

Camelot Finance SA 7.875%, 10/15/24 [1]	130,000	141,700

Camposol SA 10.500%, 07/15/21 [1]	330,000	357,225

Canadian Natural Resources, Ltd. 2.950%, 01/15/23	855,000	858,135

Cardinal Health, Inc.

1.950%, 06/15/18	565,000	566,554

4.368%, 06/15/47	185,000	193,193

CCO Holdings LLC

5.125%, 05/01/23 [1]	60,000	63,150

	Principal Amount	Value

5.250%, 09/30/22	$ 45,000	$ 46,519

Cengage Learning, Inc. 9.500%, 06/15/24 [1,6]	160,000	140,000

Centene Corp.

4.750%, 01/15/25	180,000	188,100

5.625%, 02/15/21	85,000	88,613

Cequel Communications Holdings I LLC 6.375%, 09/15/20 [1]	192,000	195,840

CEVA Group PLC 7.000%, 03/01/21 [1]	100,000	96,250

Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	575,000	619,036

Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27 [1]	120,000	125,250

CHS/Community Health Systems, Inc.

6.250%, 03/31/23	100,000	102,750

8.000%, 11/15/19 [6]	90,000	90,450

CIMPOR Financial Operations BV

5.750%, 07/17/24 [1]	200,000	171,500

5.750%, 07/17/24	200,000	171,500

Cincinnati Bell, Inc. 7.000%, 07/15/24 [1]	185,000	187,775

CK Hutchison International 17, Ltd. 3.500%, 04/05/27 [1]	1,600,000	1,637,968

CNOOC Finance 2012, Ltd. 3.875%, 05/02/22	600,000	627,568

CNOOC Finance 2015 USA LLC 3.500%, 05/05/25	1,800,000	1,811,126

CNPC HK Overseas Capital, Ltd. 4.500%, 04/28/21	1,600,000	1,706,811

Comcast Corp. 4.400%, 08/15/35	520,000	565,417

CommScope, Inc. 5.000%, 06/15/21 [1]	175,000	180,031

Cosan Overseas, Ltd. 8.250%, 11/29/49 [5]	2,000,000	2,016,000

CSC Holdings LLC 5.250%, 06/01/24	85,000	88,485

CSX Corp. 3.800%, 11/01/46	645,000	617,566

DAE Funding LLC 5.000%, 08/01/24 [1,3]	95,000	97,256

Dana Financing Luxembourg Sarl 5.750%, 04/15/25 [1]	105,000	109,463

Dell International LLC / EMC Corp. 7.125%, 06/15/24 [1,6]	195,000	217,105

28

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 15.7% (continued)

Delphi Automotive PLC
4.250%, 01/15/26	$ 119,000	$ 126,872

Delta Air Lines, Inc.
3.625%, 03/15/22	265,000	273,220

Digicel Group, Ltd.

7.125%, 04/01/22 [1]	300,000	267,750

7.125%, 04/01/22	1,700,000	1,518,100

DJO Finco Inc./ DJO Finance LLC/ DJO Finance Corp.
8.125%, 06/15/21 [1]	50,000	47,375

eBay, Inc.
2.750%, 01/30/23	575,000	572,778

Embarq Corp.
7.995%, 06/01/36	185,000	188,931

Embotelladora Andina SA
5.000%, 10/01/23	1,000,000	1,095,022

Empresa de Transporte de Pasajeros Metro SA
5.000%, 01/25/47 [1]	1,150,000	1,251,211

Empresa Nacional de Telecomunicaciones SA
4.750%, 08/01/26	700,000	724,623

ENA Norte Trust
4.950%, 04/25/23	834,989	868,389

Enable Midstream Partners LP
4.400%, 03/15/27	620,000	629,806

Energy Transfer LP

4.200%, 04/15/27 [6]	70,000	70,459

4.750%, 01/15/26	400,000	420,795

Envision Healthcare Corp.
6.250%, 12/01/24 [1]	230,000	248,400

EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 05/01/20 [6]	25,000	21,406

Express Scripts Holding Co.
3.400%, 03/01/27	435,000	429,619

Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/25 [1]	90,000	94,275

Extraction Oil & Gas, Inc.
7.375%, 05/15/24 [1,3]	95,000	98,206

FedEx Corp.
4.750%, 11/15/45	445,000	486,842

Fermaca Enterprises S de RL de CV
6.375%, 03/30/38 [1]	235,503	252,872

Fidelity National Information Services, Inc.
3.625%, 10/15/20	173,000	181,051

First Data Corp.

5.750%, 01/15/24 [1]	135,000	143,100

7.000%, 12/01/23 [1]	130,000	140,563

Flex Acquisition Co, Inc.
6.875%, 01/15/25 [1]	145,000	152,522

	Principal Amount	Value

FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/22 [1]	$ 190,000	$ 195,937

Ford Motor Co.
7.450%, 07/16/31	480,000	614,850

Foresight Energy LLC / Foresight Energy Finance Corp.
11.500%, 04/01/23 [1,6]	35,000	33,163

Frontier Communications Corp.
8.500%, 04/15/20 [6]	145,000	147,900

FTS International, Inc.

6.250%, 05/01/22	52,000	45,370

(3-Month LIBOR + 7.500%), 8.746%, 06/15/20 [1,2]	200,000	203,000

Gates Global LLC
6.000%, 07/15/22 [1]	185,000	189,856

General Motors Financial Co, Inc.
3.950%, 04/13/24	835,000	850,446

Genesys Telecommunications Laboratories Inc.
10.000%, 11/30/24 [1]	195,000	221,812

Georgia-Pacific LLC
3.600%, 03/01/25 [1]	995,000	1,033,926

Globo Comunicacao e Participacoes SA
5.125%, 03/31/27 [1]	1,100,000	1,093,812

GLP Capital LP
5.375%, 04/15/26	95,000	103,639

Gohl Capital, Ltd.
4.250%, 01/24/27	1,500,000	1,551,877

Gray Television, Inc.

5.125%, 10/15/24 [1]	100,000	102,625

5.875%, 07/15/26 [1]	135,000	140,063

Grupo Idesa SA de CV

7.875%, 12/18/20 [1]	600,000	542,250

7.875%, 12/18/20	600,000	542,250

Grupo Posadas SAB de CV
7.875%, 06/30/22 [1]	200,000	210,000

Grupo Televisa SAB

4.625%, 01/30/26	400,000	428,248

6.125%, 01/31/46	200,000	230,241

Guanay Finance, Ltd.
6.000%, 12/15/20 [6]	1,499,547	1,544,533

GW Honos Security Corp
8.750%, 05/15/25 [1]	150,000	160,125

Halcon Resources Corp.
6.750%, 02/15/25 [1]	50,000	51,375

Hewlett Packard Enterprise Co.
3.600%, 10/15/20	430,000	445,270

Hexion, Inc.
10.375%, 02/01/22 [1]	240,000	244,200

29

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 15.7% (continued)

Hilton Domestic Operating Co, Inc. 4.250%, 09/01/24 [1]	$ 310,000	$ 313,875

The Home Depot Inc. 3.000%, 04/01/26	565,000	571,661

Hutchison Whampoa International 12 II, Ltd. 3.250%, 11/08/22	700,000	720,757

Indian Oil Corp, Ltd. 5.750%, 08/01/23	800,000	905,927

Informatica LLC 7.125%, 07/15/23 [1]	210,000	214,987

Intelsat Jackson Holdings SA

5.500%, 08/01/23	150,000	130,125

9.750%, 07/15/25 [1]	45,000	46,631

International Paper Co., 3.000%, 02/15/27	330,000	321,778

inVentiv Group Holdings, Inc. 7.500%, 10/01/24 [1]	190,000	209,000

Inversiones CMPC SA 4.375%, 04/04/27 [1]	2,400,000	2,462,832

JBS USA LUX SA / JBS USA Finance, Inc. 7.250%, 06/01/21 [1]	190,000	194,037

KAR Auction Services, Inc. 5.125%, 06/01/25 [1]	135,000	141,075

The Kenan Advantage Group Inc. 7.875%, 07/31/23 [1]	85,000	89,250

Kinder Morgan Energy Partners LP, MTN 6.950%, 01/15/38	500,000	606,630

Kraft Heinz Foods Co.

2.000%, 07/02/18	265,000	265,799

2.800%, 07/02/20	305,000	311,278

The Kroger Co. 3.400%, 04/15/22	720,000	743,860

Kronos Acquisition Holdings, Inc. 9.000%, 08/15/23 [1]	190,000	191,425

Laboratory Corp of America Holdings 2.500%, 11/01/18	595,000	599,217

Level 3 Communications, Inc. 5.750%, 12/01/22	150,000	156,000

Levi Strauss & Co. 5.000%, 05/01/25	90,000	94,725

LifePoint Health, Inc. 5.375%, 05/01/24	90,000	94,059

Lima Metro Line 2 Finance, Ltd. 5.875%, 07/05/34	1,000,000	1,087,500

Live Nation Entertainment, Inc. 4.875%, 11/01/24 [1]	195,000	200,362

Lockheed Martin Corp. 4.700%, 05/15/46	425,000	479,988

	Principal Amount	Value

Lowe’s Cos, Inc. 3.100%, 05/03/27	$ 265,000	$ 266,434

MARB BondCo PLC 7.000%, 03/15/24 [1]	500,000	496,650

Maxim Integrated Products, Inc. 3.450%, 06/15/27	285,000	284,403

MEG Energy Corp. 7.000%, 03/31/24 [1]	180,000	148,950

Mexico City Airport Trust 4.250%, 10/31/26 [1]	1,000,000	1,031,250

Micron Technology, Inc. 5.250%, 08/01/23 [1]	140,000	146,781

Microsoft Corp. 4.450%, 11/03/45	550,000	611,146

MPH Acquisition Holdings LLC 7.125%, 06/01/24 [1]	280,000	303,800

Mylan NV 3.150%, 06/15/21	455,000	465,030

NCL Corp, Ltd. 4.750%, 12/15/21 [1]	200,000	207,500

Nexstar Broadcasting, Inc. 5.625%, 08/01/24 [1]	135,000	139,894

Noble Holding International, Ltd. 7.750%, 01/15/24 [6]	50,000	40,043

OAS Finance, Ltd.

8.875%, 04/29/49 [1,5,7]	400,000	25,500

8.875%, 04/29/49 [5,7]	600,000	38,250

Odebrecht Finance, Ltd. 7.125%, 06/26/42	400,000	167,000

Olin Corp. 5.125%, 09/15/27 [6]	100,000	105,219

Omnicom Group, Inc., 3.600%, 04/15/26	455,000	462,609

ONGC Videsh Vankorneft Pte, Ltd. 3.750%, 07/27/26	2,500,000	2,485,465

Ooredoo International Finance, Ltd. 3.875%, 01/31/28	1,600,000	1,614,531

Oracle Corp. 4.125%, 05/15/45	480,000	498,384

Orange SA 2.750%, 02/06/19	454,000	460,584

PDC Energy, Inc. 6.125%, 09/15/24 [1]	60,000	61,875

Peabody Energy Corp. 6.000%, 03/31/22 [1,6]	190,000	194,512

Penske Truck Leasing Co. Lp / PTL Finance Corp 4.200%, 04/01/27 [1]	300,000	314,461

Pesquera Exalmar S.A.A. 7.375%, 01/31/20	400,000	367,000

30

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 15.7% (continued)

7.375%, 01/31/20 [1]	$ 200,000	$ 183,500

Petrobras Global Finance BV

7.250%, 03/17/44	2,000,000	2,017,500

7.375%, 01/17/27	400,000	434,200

Petroleos Mexicanos 6.750%, 09/21/47	340,000	358,768

Petronas Capital, Ltd. 3.500%, 03/18/25	1,300,000	1,345,045

PetSmart, Inc.

5.875%, 06/01/25 [1]	40,000	38,625

7.125%, 03/15/23 [1,6]	150,000	135,938

Phillips 66 5.875%, 05/01/42	256,000	313,278

Pilgrim’s Pride Corp. 5.750%, 03/15/25 [1]	190,000	195,700

Pinnacle Entertainment, Inc. 5.625%, 05/01/24 [1]	190,000	197,600

Post Holdings, Inc. 5.500%, 03/01/25 [1]	85,000	89,888

PQ Corp. 6.750%, 11/15/22 [1]	135,000	146,545

Prime Security Services Borrower LLC 9.250%, 05/15/23 [1]	175,000	195,781

RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 [1]	90,000	97,200

Reliance Holding USA, Inc. 5.400%, 02/14/22	800,000	880,982

Reliance Industries, Ltd. 4.125%, 01/28/25	1,000,000	1,038,766

Reynolds American, Inc. 4.000%, 06/12/22	545,000	579,362

Reynolds Group Issuer, Inc. 7.000%, 07/15/24 [1]	135,000	146,391

Rite Aid Corp. 6.125%, 04/01/23 [1,6]	195,000	194,025

Riverbed Technology, Inc. 8.875%, 03/01/23 [1]	90,000	89,438

S&P Global, Inc. 4.400%, 02/15/26	345,000	373,503

Sabre GLBL, Inc. 5.250%, 11/15/23 [1]	180,000	188,100

Sanchez Energy Corp. 6.125%, 01/15/23 [6]	100,000	82,313

SBA Tower Trust 3.168%, 04/11/22 [1]	400,000	403,058

Schlumberger Holdings Corp. 2.350%, 12/21/18 [1]	240,000	241,715

	Principal Amount	Value

Scientific Games International, Inc. 7.000%, 01/01/22 [1]	$ 125,000	$ 133,438

Select Medical Corp. 6.375%, 06/01/21	190,000	196,650

The ServiceMaster Co. LLC 5.125%, 11/15/24 [1]	90,000	92,700

Shell International Finance BV 1.375%, 05/10/19	605,000	603,206

Shire Acquisitions Investments 2.875%, 09/23/23	615,000	615,319

Sigma Alimentos SA de CV 4.125%, 05/02/26	400,000	407,400

Signode Industrial Group Lux SA 6.375%, 05/01/22 [1]	175,000	183,750

Sinclair Television Group, Inc. 5.625%, 08/01/24 [1]	45,000	46,913

Sinopec Group Overseas Development 2016, Ltd. 2.750%, 09/29/26	2,300,000	2,165,038

Sirius XM Radio, Inc. 5.375%, 07/15/26 [1]	140,000	147,077

Six Flags Entertainment Corp. 4.875%, 07/31/24 [1]	190,000	193,800

Sixsigma Networks Mexico SA de CV 8.250%, 11/07/21 [1]	200,000	202,600

SM Energy Co. 5.000%, 01/15/24	100,000	93,500

Smithfield Foods, Inc. 4.250%, 02/01/27 [1]	545,000	566,950

Solera LLC 10.500%, 03/01/24 [1]	130,000	150,150

Sophia LP / Sophia Finance, Inc. 9.000%, 09/30/23 [1]	280,000	292,600

Spectrum Brands, Inc. 5.750%, 07/15/25	135,000	144,619

Station Casinos LLC 7.500%, 03/01/21	83,000	86,735

SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 [1]	85,000	87,975

Sunoco Logistics Partners Operations LP 3.900%, 07/15/26	1,000,000	989,118

Surgery Center Holdings, Inc. 6.750%, 07/01/25 [1]	75,000	77,250

Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 [1]	990,000	987,338

Sysco Corp. 3.250%, 07/15/27	580,000	581,324

Tapstone Energy LLC / Tapstone Energy Finance Corp. 9.750%, 06/01/22 [1]	140,000	120,138

31

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 15.7% (continued)

Team Health Holdings, Inc.
6.375%, 02/01/25 [1,6]	$ 200,000	$ 196,500

TEGNA, Inc.
4.875%, 09/15/21 [1]	285,000	293,906

Telesat Canada / Telesat LLC
8.875%, 11/15/24 [1]	135,000	152,550

Tempur Sealy International, Inc.
5.625%, 10/15/23 [6]	85,000	89,144

Tenet Healthcare Corp.

6.750%, 06/15/23 [6]	145,000	143,913

7.000%, 08/01/25 [1,6]	50,000	49,453

8.125%, 04/01/22	45,000	48,488

Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	275,000	275,581

Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	505,000	496,293

Transocean Proteus, Ltd.
6.250%, 12/01/24 [1]	90,250	94,988

TreeHouse Foods, Inc.
6.000%, 02/15/24 [1]	85,000	91,588

TV Azteca SAB de CV, EMTN
7.625%, 09/18/20	500,000	518,000

Unilever Capital Corp.
2.900%, 05/05/27	485,000	481,594

Union Pacific Corp.
3.000%, 04/15/27	400,000	402,702

United Rentals North America, Inc.
4.875%, 01/15/28 [3]	200,000	201,000

Universal Hospital Services, Inc.
7.625%, 08/15/20	145,000	148,263

Vale Overseas, Ltd.
5.875%, 06/10/21	410,000	448,437

Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/24 [1]	90,000	96,075

Valero Energy Corp.
6.625%, 06/15/37	235,000	294,090

Verizon Communications, Inc.,
4.400%, 11/01/34	550,000	541,934

Viking Cruises, Ltd.
8.500%, 10/15/22 [1]	275,000	289,437

Vizient, Inc.
10.375%, 03/01/24 [1]	160,000	185,400

Waste Management, Inc.
4.100%, 03/01/45	450,000	471,845

WellCare Health Plans, Inc.
5.250%, 04/01/25	135,000	143,438

	Principal Amount	Value

Western Digital Corp.
7.375%, 04/01/23 [1]	$ 70,000	$ 77,000

Williams Partners LP
3.750%, 06/15/27	290,000	290,597

Williams Partners LP/ACMP Finance Corp.
4.875%, 03/15/24	190,000	199,534

WMG Acquisition Corp.
6.750%, 04/15/22 [1]	190,000	199,975

Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	470,000	475,989

Total Industrials		101,074,211

Utilities - 2.8%

AES Andres/Dominican Power Partners/Empresa
Generadora De Electricidad IT
7.950%, 05/11/26 [1]	1,000,000	1,086,110

American Electric Power Co, Inc.
Series F
2.950%, 12/15/22	1,300,000	1,325,128

American Water Capital Corp.
3.400%, 03/01/25	775,000	806,597

Berkshire Hathaway Energy Co.
6.500%, 09/15/37	593,000	796,705

Calpine Corp.
5.750%, 01/15/25 [6]	95,000	88,825

Comision Federal de Electricidad
6.125%, 06/16/45	200,000	215,500

Duke Energy Corp.
3.750%, 09/01/46	110,000	107,398

Duke Energy Progress LLC
4.150%, 12/01/44	465,000	491,130

Energuate Trust
5.875%, 05/03/27 [1]	200,000	206,750

Eversource Energy
Series K
2.750%, 03/15/22	1,000,000	1,011,364

Exelon Corp.
3.400%, 04/15/26	1,420,000	1,440,729

Fortis, Inc.
2.100%, 10/04/21	470,000	464,160

Israel Electric Corp, Ltd.
Series 6
5.000%, 11/12/24 [1]	600,000	646,500

ITC Holdings Corp.
3.250%, 06/30/26	1,000,000	996,932

National Gas Co. of Trinidad & Tobago, Ltd.
6.050%, 01/15/36	700,000	726,250

NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 [6]	280,000	289,206

32

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 2.8% (continued)

NGL Energy Partners LP / NGL Energy Finance Corp.

6.125%, 03/01/25 [1]	$ 150,000	$ 136,875

7.500%, 11/01/23 [1]	100,000	97,000

NRG Energy, Inc. 7.250%, 05/15/26	95,000	100,937

Pampa Energia SA 7.500%, 01/24/27 [1]	800,000	832,000

Sierra Pacific Power Co. 2.600%, 05/01/26	1,300,000	1,264,747

The Southern Co.

1.850%, 07/01/19	20,000	19,990

2.450%, 09/01/18	830,000	836,261

Transelec SA 4.625%, 07/26/23 [1]	300,000	319,947

Transportadora de Gas del Peru SA 4.250%, 04/30/28 [6]	2,000,000	2,082,500

Xcel Energy, Inc. 3.300%, 06/01/25	1,300,000	1,322,506

Total Utilities		17,712,047

Total Corporate Bonds and Notes
(Cost $155,478,114)		157,654,600

Asset-Backed Securities - 8.4%

Adams Mill CLO, Ltd.

Series 2014-1A, Class D1 (3-Month LIBOR + 3.500%), 4.658%, 07/15/26 [1,2]	250,000	248,788

Series 2014-1A, Class E1 (3-Month LIBOR + 5.000%), 6.158%, 07/15/26 [1,2]	250,000	237,784

ALM VII R, Ltd.
Series 2013-7RA, Class CR (3-Month LIBOR + 4.040%), 5.344%, 10/15/28 [1,2]	1,000,000	1,017,734

ALM XIV, Ltd.
Series 2014-14A, Class C (3-Month LIBOR + 3.450%), 4.764%, 07/28/26 [1,2]	1,000,000	1,013,100

ALM XIX, Ltd.

Series 2016-19A, Class B (3-Month LIBOR + 3.000%), 4.304%, 07/15/28 [1,2,8]	500,000	504,169

Series 2016-19A, Class C (3-Month LIBOR + 4.350%), 5.654%, 07/15/28 [1,2]	500,000	508,498

Apidos CLO XVI
Series 2013-16A, Class BR (3-Month LIBOR + 1.950%), 3.256%, 01/19/25 [1,2]	500,000	501,248

Apidos CLO XVIII
Series 2014-18A, Class D (3-Month LIBOR + 5.200%), 6.513%, 07/22/26 [1,2]	250,000	250,982

Apidos CLO XX
Series 2015-20A, Class C (3-Month LIBOR + 3.700%), 5.004%, 01/16/27 [1,2]	500,000	499,883

	Principal Amount	Value

Apidos CLO XXI
Series 2015-21A, Class C (3-Month LIBOR + 3.550%), 4.854%, 07/18/27 [1,2]	$ 500,000	$ 501,641

ARES XXVI CLO, Ltd.
Series 2013-1A, Class D (3-Month LIBOR + 3.750%), 5.054%, 04/15/25 [1,2]	500,000	502,775

Atrium IX
Series 9A, Class DR (3-Month LIBOR + 3.600%), 4.800%, 05/28/30 [1,2]	1,000,000	999,632

Babson CLO, Ltd.

Series 2014-3A, Class E2 (3-Month LIBOR + 6.500%), 7.804%, 01/15/26 [1,2]	250,000	251,762

Series 2015-2A, Class D (3-Month LIBOR + 3.800%), 5.107%, 07/20/27 [1,2]	500,000	501,066

Series 2015-IA, Class D1 (3-Month LIBOR + 3.450%), 4.757%, 04/20/27 [1,2]	250,000	250,115

Barings CLO, Ltd.
Series 2017-1A, Class D
(3-Month LIBOR + 3.600%), 4.881%, 07/18/29 [1,2,3]	1,000,000	1,000,000

Bayview Financial Acquisition Trust
Series 2007-A, Class 1A5
6.101%, 05/28/37 [9]	336,285	338,177

Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class B
5.682%, 12/16/41 [1,9]	968,750	989,742

BlueMountain CLO, Ltd.

Series 2013-1A, Class CR (3-Month LIBOR + 4.150%), 5.457%, 01/20/29 [1,2]	1,000,000	1,012,150

Series 2015-2A, Class C (3-Month LIBOR + 2.700%), 4.004%, 07/18/27 [1,2]	500,000	501,568

Series 2015-2A, Class D (3-Month LIBOR + 3.550%), 4.854%, 07/18/27 [1,2]	1,000,000	1,004,557

Series 2016-2A, Class C (3-Month LIBOR + 4.100%), 5.272%, 08/20/28 [1,2]	1,000,000	1,017,050

Brookside Mill CLO, Ltd.

Series 2013-1A, Class D (3-Month LIBOR + 3.050%), 4.354%, 04/17/25 [1,2]	250,000	245,557

Series 2013-1A, Class E (3-Month LIBOR + 4.400%), 5.704%, 04/17/25 [1,2]	250,000	231,936

Canyon Capital CLO, Ltd.

Series 2014-1A, Class B (3-Month LIBOR + 2.650%), 3.961%, 04/30/25 [1,2]	500,000	500,519

Series 2017-1A, Class D (3-Month LIBOR + 3.600%), 4.855%, 07/15/30 [1,2,3]	500,000	501,120

Castle Aircraft Securitiz
Series 2015-1A, Class A 4.703%, 12/15/40 [1]	2,193,655	2,228,245

33

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 8.4% (continued)

Catamaran CLO Series 2015-1A, Class C1 (3-Month LIBOR + 3.100%), 4.413%, 04/22/27 [1,2]	$ 250,000	$ 250,293

CLI Funding V LLC Series 2013-2A, Class NOTE 3.220%, 06/18/28 [1]	833,900	828,094

Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 [1,9]	2,259,465	2,298,349

Credit-Based Asset Servicing & Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36 [1,9]	100,000	102,039

Dryden XXIV Senior Loan Fund Series 2012-24RA, Class DR (3-Month LIBOR + 3.700%), 4.882%, 11/15/23 [1,2]	750,000	744,260

ECAF I, Ltd. Series 2015-1A, Class A1 3.473%, 06/15/40 [1]	668,962	663,902

Element Rail Leasing II LLC Series Series 2016-1A, Class A2 5.047%, 03/19/46 [1]	842,763	899,798

Flatiron CLO, Ltd. Series 2014-1A, Class C (3-Month LIBOR + 3.300%), 4.458%, 07/17/26 [1,2]	250,000	245,940

Galaxy XVIII CLO, Ltd. Series 2014-18A, Class D1 (3-Month LIBOR + 3.700%), 5.004%, 10/15/26 [1,2]	500,000	505,267

Galaxy XXII CLO, Ltd. Series 2016-22A, Class D (3-Month LIBOR + 4.450%), 5.754%, 07/16/28 [1,2]	1,000,000	1,010,752

Global SC Finance II SRL Series 2014-1A, Class A1 3.190%, 07/17/29 [1]	962,500	953,357

Goldentree Loan Opportunities X, Ltd. Series 2015-10A, Class D (3-Month LIBOR + 3.350%), 4.657%, 07/20/27 [1,2]	500,000	496,348

GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 [2]	757,000	121,165

Halcyon Loan Advisors Funding, Ltd. Series 2013-2A, Class C (3-Month LIBOR + 2.700%), 4.011%, 08/01/25 [1,2]	250,000	252,040

LCM XII LP Series 12A, Class DR (3-Month LIBOR + 3.700%), 5.006%, 10/19/22 [1,2]	500,000	504,326

LCM XIV LP Series 14A, Class D (3-Month LIBOR + 3.500%), 4.804%, 07/15/25 [1,2]	250,000	251,266

LCM XVIII LP Series 19A, Class D (3-Month LIBOR + 3.450%), 4.754%, 07/15/27 [1,2]	1,000,000	989,249

	Principal Amount	Value

Madison Park Funding IV, Ltd.

Series 2007-4A, Class A1B (3-Month LIBOR + 0.300%), 1.587%, 03/22/21 [1,2]	$ 1,000,000	$ 997,067

Series 2007-4A, Class D (3-Month LIBOR + 1.430%), 2.717%, 03/22/21 [1,2]	350,000	344,596

Madison Park Funding XV, Ltd. Series 2014-15A, Class CR (3-Month LIBOR + 3.450%), 4.767%, 01/27/26 [1,2]	500,000	500,267

Magnetite IX, Ltd. Series 2014-9A, Class BR (3-Month LIBOR + 2.000%), 3.314%, 07/25/26 [1,2]	500,000	501,876

Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42 [1]	827,165	841,456

MP CLO, VI Ltd. Series 2014-2A, Class DR (3-Month LIBOR + 3.500%), 4.804%, 01/15/27 [1,2]	500,000	500,232

Nomad CLO, Ltd.

Series 2013-1A, Class B (3-Month LIBOR + 2.950%), 4.254%, 01/15/25 [1,2]	250,000	251,291

Series 2013-1A, Class C (3-Month LIBOR + 3.500%), 4.804%, 01/15/25 [1,2]	250,000	252,124

Octagon Investment Partners XVI, Ltd.

Series 2013-1A, Class D (3-Month LIBOR + 3.350%), 4.654%, 07/17/25 [1,2]	250,000	250,602

Series 2013-1A, Class E (3-Month LIBOR + 4.500%), 5.804%, 07/17/25 [1,2]	250,000	247,872

Octagon Investment Partners XXI, Ltd. Series 2014-1A, Class C (3-Month LIBOR + 3.650%), 4.832%, 11/14/26 [1,2]	250,000	250,931

Octagon Investment Partners XXVII, Ltd.

Series 2016-1A, Class C (3-Month LIBOR + 3.000%), 4.304%, 07/15/27 [1,2]	250,000	250,415

Series 2016-1A, Class D (3-Month LIBOR + 4.750%), 6.054%, 07/15/27 [1,2]	500,000	501,981

Octagon Investment Partners XXX, Ltd.

Series 2017-1A, Class C (3-Month LIBOR + 3.500%), 4.807%, 03/17/30 [1,2]	500,000	497,374

Series 2017-1A, Class D (3-Month LIBOR + 6.200%), 7.507%, 03/17/30 [1,2]	250,000	247,545

OneMain Financial Issuance Trust

Series 2015-1A, Class A 3.190%, 03/18/26 [1]	2,000,000	2,021,653

Series 2015-2A, Class A 2.570%, 07/18/25 [1]	562,116	563,409

SpringCastle America Funding LLC Series 2016-AA, Class A 3.050%, 04/25/29 [1]	1,394,413	1,403,716

34

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 8.4% (continued)
Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24 [1]	$ 2,000,000	$ 2,017,471

Symphony CLO XIV, Ltd. Series 2014-14A, Class D2 (3-Month LIBOR + 3.600%), 4.904%, 07/14/26 [1,2]	750,000	752,246

TAL Advantage VI LLC Series 2017-1A, Class A 4.500%, 04/20/42 [1]	977,950	1,018,436

TCI-Cent CLO, Ltd. Series 2016-1A, Class C (3-Month LIBOR + 4.000%), 5.317%, 12/21/29 [1,2]	1,000,000	1,007,532

TCI-Flatiron CLO, Ltd. Series 2016-1A, Class C (3-Month LIBOR + 3.050%), 4.354%, 07/17/28 [1,2]	750,000	759,120

TCI-Symphony CLO, Ltd. Series 2016-1A, Class D (3-Month LIBOR + 3.800%), 5.104%, 10/13/29 [1,2]	1,000,000	1,008,739

THL Credit Wind River CLO, Ltd.

Series 2013-1A, Class CR (3-Month LIBOR + 3.650%), 5.057%, 07/20/30 [1,2]	250,000	249,995

Series 2014-1A, Class DR (3-Month LIBOR + 3.500%), 4.804%, 04/18/26 [1,2]	1,000,000	1,001,214

Series 2014-2A, Class D (3-Month LIBOR + 3.900%), 5.204%, 07/15/26 [1,2]	1,200,000	1,201,191

Series 2016-1A, Class C (3-Month LIBOR + 3.200%), 4.504%, 07/15/28 [1,2]	500,000	502,798

Series 2016-1A, Class D (3-Month LIBOR + 4.650%), 5.954%, 07/15/28 [1,2]	250,000	252,171

Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/25/55 [1,2]	3,514,665	3,555,286

Trinity Rail Leasing 2010 Series 2010-1A, Class A 5.194%, 10/16/40 [1]	977,218	1,016,621

Venture VIII CDO, Ltd. Series 2007-8A, Class A1A (3-Month LIBOR + 0.280%), 1.593%, 07/22/21 [1,2]	117,226	116,764

Westcott Park CLO, Ltd. Series 2016-1A, Class D (3-Month LIBOR + 4.350%), 5.657%, 07/20/28 [1,2]	1,000,000	1,017,527

Total Asset-Backed Securities
(Cost $53,556,443)		54,377,761

Mortgage-Backed Securities - 16.3%

Alternative Loan Trust

Series 2007-18CB, Class 2A17 6.000%, 08/25/37	58,044	52,598

Series 2007-23CB, Class A3 (1-Month LIBOR + 0.500%), 1.732%, 09/25/37 [2]	251,127	160,845

	Principal Amount	Value

Series 2007-23CB, Class A4 (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 5.268%, 09/25/37 [2,10]	$ 239,785	$ 54,047

Series 2007-J2, Class 2A1 6.000%, 07/25/37	1,629,398	1,584,776

Banc of America Funding Trust

Series 2006-B, Class 7A1 3.566%, 03/20/36 [2]	317,894	284,143

Series 2010-R9, Class 3A3 5.500%, 12/26/35 [1]	497,585	430,502

BBCMS Trust

Series 2015-STP, Class D 4.284%, 09/10/28 [1,2]	630,000	638,167

Series 2017-C1, Class XA 1.528%, 02/15/50 [2,10]	7,936,654	876,635

Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	180,609	180,266

Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.535%, 01/12/45 [2]	450,000	442,695

BX Trust

Series 2017-SLCT, Class D (1-Month LIBOR + 2.050%), 3.300%, 07/15/34 [1,2,3]	336,000	336,000

Series 2017-SLCT, Class E (1-Month LIBOR + 3.150%), 4.400%, 07/15/34 [1,2,3]	552,000	552,000

CFCRE Commercial Mortgage Trust

Series 2016-C3, Class XA 1.081%, 01/10/48 [2,10]	9,059,323	650,914

Series 2016-C4, Class C 4.877%, 05/10/58 [2]	858,000	894,728

Series 2016-C7, Class A3 3.839%, 12/10/54	940,000	989,861

Chicago Skyscraper Trust

Series 2017-SKY, Class B (1-Month LIBOR + 1.100%), 2.326%, 02/15/30 [1,2]	174,000	174,524

Series 2017-SKY, Class C (1-Month LIBOR + 1.250%), 2.476%, 02/15/30 [1,2]	96,000	96,321

Citicorp Mortgage Securities Trust Series Series 2007-2, Class 3A1 5.500%, 02/25/37	24,720	24,732

Citigroup Commercial Mortgage Trust

Series 2012-GC8, Class XA 1.834%, 09/10/45 [1,2,10]	704,628	46,130

Series 2013-SMP, Class C 2.738%, 01/12/30 [1]	350,000	350,569

Series 2013-SMP, Class D 2.911%, 01/12/30 [1,2]	350,000	350,424

35

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 16.3% (continued)

Series 2014-GC25, Class XA 1.050%, 10/10/47 [2,10]	$ 4,825,106	$ 288,801

Series 2015-GC27, Class D 4.429%, 02/10/48 [1,2]	440,700	366,665

Series 2015-GC31, Class C 4.064%, 06/10/48 [2]	780,000	762,834

Series 2015-GC35, Class C 4.501%, 11/10/48 [2]	235,000	237,697

Series 2015-GC35, Class XA 0.895%, 11/10/48 [2,10]	7,461,845	377,734

Series 2016-GC36, Class XA 1.342%, 02/10/49 [2,10]	7,734,011	655,892

Series 2016-P3, Class XA 1.713%, 04/15/49 [2,10]	5,491,221	587,957

Series 2016-P4, Class XA 2.012%, 07/10/49 [2,10]	6,717,332	857,191

Series 2016-P6, Class A5 3.720%, 12/10/49 [2]	756,000	798,188

Series 2016-SMPL, Class D 3.520%, 09/10/31 [1]	952,000	955,425

Citigroup Mortgage Loan Trust

Series 2006-AR2, Class 1A2 3.549%, 03/25/36 [2]	1,510,123	1,488,656

Series 2010-7, Class 11A1 5.318%, 07/25/36 [1,2]	1,750,000	1,791,282

COBALT Commercial Mortgage Trust
Series 2007-C2, Class AJFX 5.568%, 04/15/47 [2]	273,439	275,569

COMM Mortgage Trust

Series 2010-C1, Class XPA 1.574%, 07/10/46 [1,2,10]	53,221	240

Series 2016-DC2, Class C 4.642%, 02/10/49 [2]	453,000	447,096

Series 2016-DC2, Class XA 1.068%, 02/10/49 [2,10]	6,747,775	449,124

Series 2016-GCT, Class E 3.461%, 08/10/29 [1,2]	780,000	760,637

Commercial Mortgage Pass Through Certificates

Series 2012-CR3, Class XA 2.059%, 10/15/45 [2,10]	1,811,071	126,760

Series 2013-CR10, Class XA 0.904%, 08/10/46 [2,10]	20,131,451	678,458

Series 2014-CR20, Class C 4.505%, 11/10/47 [2]	300,000	308,184

Series 2015-CR23, Class D 4.255%, 05/10/48 [2]	350,000	292,606

	Principal Amount	Value

Series 2015-CR25, Class C 4.546%, 08/10/48 [2]	$ 470,000	$ 478,492

Series 2015-CR26, Class B 4.494%, 10/10/48 [2]	600,000	613,935

Series 2015-CR26, Class XA 1.048%, 10/10/48 [2,10]	8,305,271	511,101

Series 2015-LC23, Class C 4.646%, 10/10/48 [2]	585,000	610,049

Series 2016-CR28, Class C 4.647%, 02/10/49 [2]	807,000	802,808

Commercial Mortgage Trust
Series 2007-GG11, Class AJ 6.113%, 12/10/49 [2]	650,000	653,255

Core Industrial Trust
Series 2015-CALW, Class D 3.850%, 02/10/34 [1,2]	500,000	512,668

Cosmopolitan Hotel Trust
Series 2016-CSMO, Class C (1-Month LIBOR + 2.650%), 3.876%, 11/15/33 [1,2]	680,000	687,565

Countrywide Alternative Loan Trust

Series 2005-86CB, Class A5 5.500%, 02/25/36	954,420	822,485

Series 2006-J1, Class 2A1 7.000%, 02/25/36	461,775	187,821

Countrywide Home Loan Mortgage Pass Through Trust

Series 2005-HYB8, Class 4A1 3.126%, 12/20/35 [2]	441,739	408,665

Series 2007-14, Class A15 6.500%, 09/25/37	1,148,055	1,083,230

Series 2007-2, Class A13 6.000%, 03/25/37	413,257	370,560

Series 2007-7, Class A4 5.750%, 06/25/37	83,093	75,512

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	1,317,898	1,189,128

Credit Suisse Mortgage Capital Certificates
Series 2007-1, Class 5A4 6.000%, 02/25/37	686,545	632,612

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.812%, 01/15/49 [2,10]	6,970,298	775,099

CSMC Trust

Series 2013-IVR4, Class A11 3.483%, 07/25/43 [1,2]	3,173,634	3,169,517

Series 2013-IVR4, Class A2 3.000%, 07/25/43 [1,2]	3,173,634	3,119,894

Series 2017-CHOP, Class D (1-Month LIBOR + 1.900%), 3.126%, 07/15/32 [1,2]	261,000	261,513

36

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

Series 2017-CHOP, Class E
(1-Month LIBOR + 3.300%), 4.526%, 07/15/32 [1,2]	$ 261,000	$ 261,694

DBJPM

Series 2016-C1, Class C
3.351%, 05/10/49 [2]	534,000	512,466

Series 2016-C1, Class XA
1.500%, 05/10/49 [2,10]	7,675,952	752,008

Fannie Mae-Aces
Series 2016-M3, Class A2
2.702%, 02/25/26	757,000	754,788

First Horizon Alternative Mortgage Securities Trust

Series 2005-FA4, Class 1A6
5.500%, 06/25/35	2,400,445	2,261,388

Series 2006-AA7, Class A1
3.164%, 01/25/37 [2]	2,672,623	2,306,622

First Horizon Mortgage Pass-Through Trust
Series 2006-2, Class 1A3
6.000%, 08/25/36	1,267,390	1,160,066

FirstKey Mortgage Trust
Series 2014-1, Class A8
3.500%, 11/25/44 [1,2]	4,512,511	4,614,155

FREMF Mortgage Trust
Series 2016-KF22, Class B
(1-Month LIBOR + 5.050%), 6.110%, 07/25/23 [1,2]	494,800	500,264

GS Mortgage Securities Trust

Series 2014-GC26, Class C
4.510%, 11/10/47 [2]	391,000	396,976

Series 2015-GC34, Class XA
1.363%, 10/10/48 [2,10]	6,428,377	533,706

Series 2015-GS1, Class XA
0.829%, 11/10/48 [2,10]	10,686,935	572,750

Series 2016-GS2, Class XA
1.669%, 05/10/49 [2,10]	7,322,701	768,634

GSR Mortgage Loan Trust

Series 2006-2F, Class 2A17
5.750%, 02/25/36	3,144,704	3,013,201

Series 2006-AR1, Class 3A1
3.582%, 01/25/36 [2]	323,280	297,619

HSI Asset Loan Obligation Trust
Series 2007-2, Class 1A1
5.500%, 09/25/37	19,709	19,014

JP Morgan Chase Commercial Mortgage Securities Corp.

Series 2017-MAUI, Class C
(1-Month LIBOR + 1.250%), 2.484%, 07/15/34 [1,2]	223,000	224,106

Series 2017-MAUI, Class D
(1-Month LIBOR + 1.950%), 3.184%, 07/15/34 [1,2]	209,000	210,168

Series 2017-MAUI, Class E
(1-Month LIBOR + 2.950%), 4.184%, 07/15/34 [1,2]	185,000	186,524

	Principal Amount	Value

Series 2017-MAUI, Class F
(1-Month LIBOR + 3.750%), 4.984%, 07/15/34 [1,2]	$ 260,000	$ 262,858

JP Morgan Chase Commercial Mortgage Securities Trust

Series 2006-A2, Class 2A1
3.345%, 04/25/36 [2]	2,054,418	2,005,862

Series 2006-LDP8, Class X
0.418%, 05/15/45 [2,10]	145,823	1

Series 2006-LDP9, Class AM
5.372%, 05/15/47	196,844	196,672

Series 2007-CB19, Class AM
5.794%, 02/12/49 [2]	36,914	37,084

Series 2007-CB20, Class AJ
6.210%, 02/12/51 [2]	419,351	423,544

Series 2007-LD12, Class AM
6.025%, 02/15/51 [2]	32,683	33,010

Series 2007-LDPX, Class AM
5.464%, 01/15/49 [2]	287,401	287,154

Series 2011-C4, Class XA
1.358%, 07/15/46 [1,2,10]	784,334	14,860

Series 2012-C8, Class XA
1.817%, 10/15/45 [2,10]	1,783,225	127,072

Series 2012-CBX, Class XA
1.651%, 06/15/45 [2,10]	654,854	33,691

Series 2014-DSTY, Class A
3.429%, 06/10/27 [1]	300,000	305,043

Series 2015-JP1, Class XA
1.143%, 01/15/49 [2,10]	8,318,649	463,369

Series 2016-JP2, Class B
3.460%, 08/15/49	320,000	318,439

Series 2016-JP2, Class C
3.795%, 08/15/49 [2]	246,000	243,224

JPMBB Commercial Mortgage Securities Trust

Series 2014-C18, Class XA
1.056%, 02/15/47 [2,10]	5,683,781	242,468

Series 2014-C21, Class C
4.660%, 08/15/47 [2]	300,000	303,407

Series 2014-C21, Class XA
1.082%, 08/15/47 [2,10]	3,664,531	206,675

Series 2014-C23, Class C
4.458%, 09/15/47 [2]	330,824	335,076

Series 2014-C25, Class C
4.447%, 11/15/47 [2]	450,000	449,556

Series 2014-C25, Class XA
0.988%, 11/15/47 [2,10]	6,409,626	314,916

Series 2014-C26, Class XA
1.159%, 01/15/48 [2,10]	5,205,714	272,652

Series 2015-C27, Class D
3.844%, 02/15/48 [1,2]	263,000	212,210

37

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

Series 2015-C27, Class XA 1.362%, 02/15/48 [2,10]	$ 4,365,117	$ 288,068

Series 2015-C28, Class XA 1.187%, 10/15/48 [2,10]	7,889,403	445,256

Series 2015-C32, Class C 4.668%, 11/15/48 [2]	650,000	636,867

Series 2015-C33, Class C 4.618%, 12/15/48 [2]	670,000	701,425

Series 2016-C1, Class C 4.747%, 03/15/49 [2]	755,000	796,658

JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.707%, 06/15/49 [2,10]	7,693,010	743,900

LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AJ 6.276%, 09/15/45 [2]	747,000	753,986

LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.549%, 03/10/49 [1,2]	588,000	548,058

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2012-C5, Class XA 1.514%, 08/15/45 [1,2,10]	708,221	41,571

Series 2014-C14, Class XA 1.235%, 02/15/47 [2,10]	5,823,585	248,437

Series 2014-C18, Class C 4.483%, 10/15/47 [2]	300,000	290,188

Series 2014-C19, Class C 4.000%, 12/15/47	413,500	394,289

Series 2015-C25, Class C 4.528%, 10/15/48 [2]	785,000	817,387

Series 2015-C26, Class D 3.060%, 10/15/48 [1]	800,000	652,592

Series 2015-C27, Class C 4.535%, 12/15/47 [2]	80,000	77,957

Series 2016-C28, Class XA 1.286%, 01/15/49 [2,10]	8,453,115	674,068

Series 2016-C29, Class C 4.753%, 05/15/49 [2]	844,000	889,404

Series 2016-C32, Class A4 3.720%, 12/15/49	787,000	828,588

Morgan Stanley Capital I Trust

Series 2007-HQ11, Class AJ 5.508%, 02/12/44 [2]	149,446	146,570

Series 2007-IQ16, Class AMA 6.141%, 12/12/49 [2]	375,100	378,671

Series 2011-C1, Class XA 0.424%, 09/15/47 [1,2,10]	581,442	6,438

Series 2014-CPT, Class E 3.446%, 07/13/29 [1,2]	250,000	250,504

	Principal Amount	Value

Series 2014-MP, Class D 3.693%, 08/11/33 [1,2]	$ 350,000	$ 357,132

Series 2015-XLF2, Class AFSC (1-Month LIBOR + 3.000%), 4.226%, 08/15/26 [1,2]	588,000	589,714

Series 2016-UB11, Class XA 1.672%, 08/15/49 [2,10]	2,850,198	292,499

Series 2017-PRME, Class D (1-Month LIBOR + 3.400%), 4.626%, 02/15/34 [1,2]	697,000	703,095

Morgan Stanley Mortgage Loan Trust

Series 2005-3AR, Class 2A2 3.195%, 07/25/35 [2]	588,682	546,154

Series 2005-9AR, Class 2A 3.373%, 12/25/35 [2]	5,430,880	5,002,503

Series 2007-14AR, Class 1A3 3.402%, 10/25/37 [2]	1,346,147	1,200,648

MSCG Trust Series 2016-SNR, Class C 5.205%, 11/15/34 [1]	946,000	974,805

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 [2]	242,309	150,837

PR Mortgage Loan Trust Series 2014-1, Class APT 5.916%, 10/25/49 [1,2]	2,247,196	2,298,445

RALI Trust

Series 2005-QA10, Class A31 4.116%, 09/25/35 [2]	1,189,326	1,015,821

Series 2006-QS7, Class A2 6.000%, 06/25/36	3,548,864	3,248,157

Residential Asset Securitization Trust

Series 2006-A6, Class 1A1 6.500%, 07/25/36	210,078	127,340

Series 2007-A1, Class A8 6.000%, 03/25/37	414,267	273,389

Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 [2]	1,480,629	1,407,607

Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.223%, 02/25/36 [2]	199,802	177,122

UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 1.907%, 08/10/49 [1,2,10]	1,547,800	123,084

Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM

6.073%, 06/15/45 [2]	176,295	177,532

Series 2006-C28, Class AJ 5.632%, 10/15/48 [2]	258,271	259,761

Series 2007-C33, Class AJ 5.996%, 02/15/51 [2]	300,000	306,367

38

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3% (continued)

Series 2007-C33, Class AM 5.996%, 02/15/51 [2]	$ 573,507	$ 572,882

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,647,498	1,612,283

Wells Fargo Commercial Mortgage Trust

Series 2014-LC16, Class D 3.938%, 08/15/50 [1]	725,000	597,782

Series 2014-LC18, Class B 3.959%, 12/15/47	512,000	526,036

Series 2015-C26, Class D 3.586%, 02/15/48 [1]	471,800	360,379

Series 2015-C28, Class C 4.134%, 05/15/48 [2]	400,000	385,735

Series 2015-C31, Class C 4.611%, 11/15/48 [2]	585,000	610,896

Series 2015-C31, Class XA 1.102%, 11/15/48 [2,10]	8,386,670	563,648

Series 2015-LC22, Class C 4.541%, 09/15/58 [2]	480,000	487,899

Series 2015-NXS1, Class XA 1.184%, 05/15/48 [2,10]	4,414,904	271,558

Series 2015-NXS3, Class C 4.488%, 09/15/57 [2]	610,000	605,744

Series 2016-C32, Class C 4.721%, 01/15/59 [2]	558,000	542,646

Series 2016-C33, Class C 3.896%, 03/15/59	517,000	514,544

Series 2016-C33, Class XA 1.804%, 03/15/59 [2,10]	5,302,269	569,744

Series 2016-NXS6, Class XA 1.658%, 11/15/49 [2,10]	6,298,150	643,769

Wells Fargo Mortgage Backed Securities Trust

Series 2007-13, Class A6 6.000%, 09/25/37	227,660	229,782

Series 2007-8, Class 1A16 6.000%, 07/25/37	220,795	222,769

WFRBS Commercial Mortgage Trust

Series 2012-C8, Class XA 1.869%, 08/15/45 [1,2,10]	729,735	53,769

Series 2012-C9, Class XA 2.071%, 11/15/45 [1,2,10]	1,292,553	93,813

	Principal Amount	Value

Series 2014-C21, Class XA 1.141%, 08/15/47 [2,10]	$ 6,191,940	$ 343,305

Total Mortgage-Backed Securities

(Cost $106,182,039)		104,730,651

Municipal Bond - 0.1%

North Texas Municipal Water District Water System Revenue GO 5.000%, 09/01/35 (Cost $432,097)	380,000	447,264

U.S. Government and Agency Obligations - 37.0%

Fannie Mae - 9.5%

Fannie Mae,

3.000%, 03/01/45 to 04/01/45	7,172,930	7,177,669

3.500%, 12/01/31 to 03/01/46	10,152,005	10,511,783

4.000%, 09/01/31 to 06/01/42	497,905	523,454

4.500%, 03/01/42	83,113	87,407

Fannie Mae REMICS,

(6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 5.388%, 10/25/36 [2,10]	155,234	28,570

(5.800% minus 1-Month LIBOR, Cap 5.800%, Floor 0.000%), 4.568%, 09/25/36 [2,10]	216,313	27,487

4.000%, 01/25/41 to 04/25/42	2,716,139	2,899,062

4.500%, 12/25/41	177,845	189,430

3.500%, 03/25/42 to 10/25/42	5,534,365	5,658,473

2.750%, 11/25/42	1,985,088	1,977,935

2.000%, 08/25/42	6,884,382	6,113,235

3.000%, 08/25/42 to 05/25/46	26,510,750	25,988,139

Total Fannie Mae	62,086,069	61,182,644

Freddie Mac - 5.6%

Freddie Mac Gold,

3.000%, 07/01/45 to 08/01/45	7,532,748	7,554,170

3.500%, 10/01/42 to 02/01/45	5,759,481	5,933,154

4.000%, 10/01/41	138,533	143,906

5.000%, 07/01/35	25,317	27,850

5.500%, 12/01/38	7,049	7,855

Freddie Mac Multifamily Structured Pass Through Certificates,

3.334%, 08/25/25 [2]	569,000	598,453

2.995%, 12/25/25	766,000	785,847

2.745%, 01/25/26	831,000	836,382

39

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
FreddieMac - 5.6% (continued)

1.311%, 03/25/23 [2,10]	$ 5,450,085	$ 328,032

Freddie Mac REMICS,

5.000%, 12/15/34	343,372	376,179

(6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.874%, 04/15/37 [2,10]	97,929	13,225

(6.000% minus 1-Month LIBOR, Cap 6.000%, Floor 0.000%), 4.774%, 11/15/37 [2,10]	40,009	5,438

(6.390% minus 1-Month LIBOR, Cap 6.390%, Floor 0.000%), 5.164%, 11/15/37 [2,10]	59,770	7,263

(5.520% minus 1-Month LIBOR, Cap 5.520%, Floor 0.000%), 4.294%, 01/15/39 [2,10]	135,888	15,870

5.500%, 08/15/36	162,819	177,076

4.000%, 12/15/38 to 03/15/42	4,200,513	4,471,200

(9.860% minus 2 times 1-Month LIBOR, CAP 9.860%, Floor 0.000%), 7.409%, 01/15/41 [2]	903,022	982,443

4.500%, 07/15/41	401,271	424,589

3.500%, 11/15/41	518,165	529,374

(5.500% minus 1-Month LIBOR, Cap 5.500%, Floor 0.000%), 4.274%, 07/15/42 [2,10]	4,419,861	600,369

2.250%, 03/15/38	2,863,850	2,889,865

3.000%, 06/15/40 to 03/15/44	9,304,495	9,263,042

Total Freddie Mac	44,530,177	35,971,582

Ginnie Mae - 0.4%

Ginnie Mae,

(32.500% minus 6.5 times 1-Month LIBOR, Cap 32.500%, Floor 0.000%), 24.519%, 03/20/34 [2]	26,000	46,083

(7.630% minus 1-Month LIBOR, Cap 7.630%, Floor 0.000%), 6.402%, 08/20/38 [2,10]	312,036	64,098

4.500%, 05/16/39 to 09/20/39	1,177,331	1,265,448

5.793%, 03/20/39 [2,10]	98,789	11,847

(5.450% minus 1-Month LIBOR, Cap 5.450%, Floor 0.000%), 4.222%, 06/20/41 [2,10]	717,381	93,043

(6.250% minus 1-Month LIBOR, Cap 6.25%, Floor 0.000%), 5.022%, 10/20/44 [2,10]	2,901,980	468,454

(6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.922%, 07/20/43 [2,10]	2,804,498	386,351

Total Ginnie Mae	8,038,015	2,335,324

U.S. Treasury Obligations - 21.5%

U.S. Treasury Bonds, 2.750%, 11/15/42	13,040,000	12,785,824

U.S. Treasury Note, 1.750%, 03/31/22	15,890,000	15,852,134

U.S. Treasury Notes,

0.625%, 09/30/17	9,460,000	9,453,283

0.875%, 11/30/17	7,820,000	7,813,908

	Principal Amount	Value

1.000%, 02/15/18 to 05/31/18	$ 16,720,000	$ 16,697,324

1.500%, 02/28/23	1,110,000	1,084,657

1.625%, 05/15/26	18,120,000	17,223,549

1.750%, 12/31/20	1,320,000	1,326,549

2.000%, 11/30/20 to 08/31/21	17,910,000	18,136,094

2.125%, 02/29/24	15,990,000	16,054,024

2.250%, 03/31/21	12,650,000	12,923,759

2.875%, 08/15/45	7,800,000	7,779,587

United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/22	1,378,658	1,378,977

Total U.S. Treasury Obligations	139,208,658	138,509,669

Total U.S. Government and Agency Obligations

(Cost $239,334,784)		237,999,219

Foreign Government Obligations - 5.8%

Argentine Republic Government International Bond 6.875%, 01/26/27 [6]	2,500,000	2,575,000

Brazilian Government International Bond 5.625%, 01/07/41	2,000,000	1,971,000

Chile Government International Bond

3.125%, 03/27/25	1,200,000	1,221,000

3.125%, 01/21/26	2,300,000	2,343,125

3.860%, 06/21/47	300,000	303,263

Corp Financiera de Desarrollo SA 4.750%, 07/15/25	600,000	643,500

Costa Rica Government 9.995%, 08/01/20	500,000	587,500

Dominican Republic International Bond 5.500%, 01/27/25	250,000	264,375

5.950%, 01/25/27 [1]	2,500,000	2,678,025

6.850%, 01/27/45	1,000,000	1,100,000

Export-Import Bank of India 3.125%, 07/20/21	500,000	507,051

4.000%, 01/14/23	600,000	628,408

Fondo MIVIVIENDA SA 3.500%, 01/31/23	500,000	509,750

Guatemala Government Bond

4.500%, 05/03/26	1,400,000	1,422,218

4.875%, 02/13/28	300,000	310,551

Israel Government International Bond

2.875%, 03/16/26	1,100,000	1,105,606

3.150%, 06/30/23	500,000	518,268

Malaysia Sovereign Sukuk Bhd 3.043%, 04/22/25	900,000	903,060

40

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Malaysia Sukuk Global Bhd 3.179%, 04/27/26	$ 750,000	$ 758,212

Mexico Government International Bond

4.125%, 01/21/26	2,000,000	2,099,000

4.150%, 03/28/27	2,316,000	2,420,799

4.750%, 03/08/44	750,000	759,000

Panama Government International Bond

3.875%, 03/17/28	2,700,000	2,814,750

4.000%, 09/22/24	400,000	426,000

4.500%, 05/15/47 [6]	800,000	825,000

Perusahaan Penerbit SBSN Indonesia III

4.150%, 03/29/27 [1]	1,500,000	1,530,075

4.150%, 03/29/27	800,000	816,040

Philippine Government International Bond

3.700%, 02/02/42	1,500,000	1,504,260

4.200%, 01/21/24	2,300,000	2,522,601

Provincia de Buenos Aires 7.875%, 06/15/27 [1]	800,000	818,536

S.P.A.RC EM SPC Panama Metro Line 2 SP

0.000%, 12/05/22 [1,3,4]	200,000	176,790

Total Foreign Government Obligations

(Cost $36,088,633)		37,062,763

	Shares

Common Stocks - 0.0% #

Energy - 0.0% #

Amplify Energy Corp. *	3,560	35,814

Energy XXI Gulf Coast, Inc. *,6	3,600	71,244

Frontera Energy Corp. *	8,621	237,939

SandRidge Energy, Inc. *	864	16,684

Total Energy		361,681

Investment Companies - 4.2%

DoubleLine Floating Rate Fund, Class I [11]	1,065,846	10,594,504

DoubleLine Global Bond Fund, Class I [11]	1,544,847	16,421,726

Total Investment Companies

(Cost $26,810,569)		27,016,230

Warrants - 0.0% #

Energy - 0.0% #

Energy XXI Gulf Coast, Inc., 12/30/21 *

(Cost $5,530)	1,106	1,659

	Principal Amount	Value

Short-Term Investments - 4.5%

Repurchase Agreements - 0.9% [12]

Citigroup Global Markets, Inc., dated 07/31/2017, due 08/01/2017, 1.060% total to be received $1,307,587 (collateralized by various U.S. Government Agency Obligations, 2.000% - 11.500%, 08/15/17 - 06/20/67, totaling $1,333,699)

	$ 1,307,548	$ 1,307,548

Daiwa Capital Markets America dated 07/31/2017, due 08/01/2017, 1.050% total to be received $1,307,586 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 11/15/17 - 04/15/29, totaling $1,333,699)	1,307,548	1,307,548

Deutsche Bank Securities, Inc., dated 07/31/2017, due 08/01/2017, 1.080% total to be received $1,307,587 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 08/27/18 - 08/15/40, totaling $1,333,700)	1,307,548	1,307,548

JP Morgan Securities LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $274,742 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.250%, 11/15/22 - 11/15/25, totaling $280,231)	274,734	274,734

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/2017, due 08/01/2017, 1.050% total to be received $1,307,586 (collateralized by various U.S. Government Agency Obligations, 3.500% - 3.500%, 04/20/46 - 07/20/47, totaling $1,333,699)	1,307,548	1,307,548

Total Repurchase Agreements		5,504,926

	Shares

Other Investment Companies - 3.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [8,13]	23,387,937	23,387,937

Total Short-Term Investments

(Cost $28,892,863)		28,892,863

Total Investments - 100.8%

(Cost $647,283,185)		648,544,691

Other Assets, less Liabilities - (0.8%)		(5,236,782)

Net Assets - 100.0%		$643,307,909

#	Less than 0.05%.

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2017, the value of these securities amounted to $131,974,006 or 20.5% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

41

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

[3]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at July 31, 2017, amounted to $4,150,756 or 0.65% of net assets.

[4]	Zero Coupon Bond.

[5]	Perpetuity Bond. The date shown is the final call date.

[6]	Some or all of these securities, amounting to $5,363,152 or 0.8% of net assets, were out on loan to various brokers.

[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

[8]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[9]	Step Coupon. Security becomes interest bearing at a future date.

[10]	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

[11]	Affiliated issuer.
[12]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[13]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At July 31, 2017, the value of these securities amounted to $5,567,015 or 0.87% of net assets.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GO	General Obligation
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduits

A summary of affiliated investments for the current period 7/31/2017 is as follows:

Name of issuer	Number of shares	Net realized gain (loss) for the period	Net increase (decrease) in unrealized appreciation (depreciation) for the period	Amount of Dividends	Value

DoubleLine Floating Rate Fund, Class I	1,065,846	$(29,383)	$86,480	$232,928	$10,594,504

DoubleLine Global Bond Fund, Class I	1,544,847	128,205	293,521	–	16,421,726

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$157,654,600	–	$157,654,600

Asset-Backed Securities	–	54,377,761	–	54,377,761

Mortgage-Backed Securities	–	104,730,651	–	104,730,651

Municipal Bond	–	447,264	–	447,264

U.S. Government and Agency Obligations†	–	237,999,219	–	237,999,219

Foreign Government Obligations	–	37,062,763	–	37,062,763

Common Stocks††	$361,681	–	–	361,681

Investment Companies	27,016,230	–	–	27,016,230

Warrants	–	1,659	–	1,659

Short-Term Investments

Repurchase Agreements	–	5,504,926	–	5,504,926

Other Investment Companies	23,387,937	–	–	23,387,937

Total Investments in Securities	$50,765,848	$597,778,843	–	$648,544,691

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

42

AMG Managers Lake Partners LASSO Alternatives Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value
Investment Companies - 89.6%

Long/Short Strategies - 34.5%

361 Global Long/Short Equity Fund, Class Y	257,604	$3,034,574

Balter European L/S Small Cap Fund, Institutional Class*	121,923	1,355,778

Boston Partners Long/Short Equity Fund, Institutional Class*	214,075	4,581,199

Diamond Hill Long-Short Fund, Class I*	105	2,761

FPA Crescent Fund	88,085	3,028,358

MainStay US Equity Opportunities Fund, Class I	89,029	907,207

Neuberger Berman US Equity Index PutWrite Strategy Fund, Institutional Class	280,597	3,125,847

Otter Creek Long/Short Opportunity Fund, Institutional Class*	392,445	4,615,156

Total Long/Short Strategies		20,650,880

Arbitrage - 15.3%

Calamos Market Neutral Income Fund, Class I	231,065	3,052,369

Kellner Merger Fund, Institutional Class	282,990	3,050,634

Touchstone Arbitrage Fund, Institutional Class	293,799	3,046,695

Total Arbitrage		9,149,698

Strategic Fixed Income - 15.3%

Metropolitan West Unconstrained Bond Fund, Class I	383,458	4,586,162

PIMCO Mortgage Opportunities Fund, Institutional Class	413,533	4,594,355

Total Strategic Fixed Income		9,180,517

Managed Futures - 13.1%

361 Global Managed Futures Strategy Fund, Institutional Class	154,847	1,742,033

	Shares	Value

Abbey Capital Futures Strategy Fund, Class I*	274,642	$ 3,040,283

Credit Suisse Managed Futures Strategy Fund, Class I	293,147	3,048,732

Total Managed Futures		7,831,048

Global Macro - 7.8%

Western Asset Macro Opportunities Fund, Class IS	398,660	4,696,210

Money Market Fund - 3.6%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91%[1]	2,154,223	2,154,223

Total Investment Companies
(cost $ 51,574,853)		53,662,576

Exchange Traded Funds - 11.8%

Long/Short Strategies - 8.4%

ProShares Large Cap Core Plus	59,385	3,642,082

WisdomTree Dynamic Long/Short U.S. Equity Fund	45,325	1,370,175

Total Long/Short Strategies		5,012,257

Hedged International Equity - 3.4%

Wisdomtree Dynamic Currency Hedged International Equity Fund, Institutional Class	71,260	2,066,540

Total Exchange Traded Funds
(cost $ 6,411,080)		7,078,797

Total Investments - 101.4%
(cost $57,985,933)		60,741,373

Other Assets, less Liabilities - (1.4%)		(825,185)

Net Assets - 100.0%		$59,916,188

*	Non-income producing security.

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange Traded Funds	$7,078,797	–	–	$7,078,797

Investment Companies†	53,662,576	–	–	53,662,576

Total Investments in Securities	$60,741,373	–	–	$60,741,373

†	All investment companies held in the Fund are Level 1 securities. For a detailed break-out of the investment companies by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

43

AMG River Road Long-Short Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 100.1%

Consumer Discretionary - 32.4%

Asbury Automotive Group, Inc. *,1	18,264	$986,256

Biglari Holdings, Inc. *,1	2,892	1,082,533

Comcast Corp., Class A [1]	46,998	1,901,069

General Motors Co. [1]	15,506	557,906

Liberty Global PLC Lilac Group, Class C *,1	37,761	963,661

Liberty Media Corp-Liberty SiriusXM, Class C *,1	31,478	1,447,988

Liberty Ventures, Class A *,1	37,100	2,247,518

Quebecor, Inc., Class B	25,681	890,055

Target Corp. [1]	16,505	935,338

TRI Pointe Group, Inc. *,1	42,453	564,625

Total Consumer Discretionary		11,576,949

Consumer Staples - 9.4%

CVS Health Corp. [1]	16,240	1,298,063

Ingles Markets, Inc., Class A [1]	22,828	673,426

Nestle SA, Sponsored ADR [1]	16,561	1,395,927

Total Consumer Staples		3,367,416

Energy - 4.5%

HollyFrontier Corp. [1]	22,396	645,901

Marathon Petroleum Corp. [1]	17,282	967,619

Total Energy		1,613,520

Financials - 21.8%

Associated Capital Group, Inc., Class A [1]	26,566	891,289

Berkshire Hathaway, Inc., Class B *,1	11,852	2,073,745

The Blackstone Group LP [1]	34,283	1,146,766

Brookfield Asset Management, Inc., Class A	27,687	1,076,747

FNFV Group *,1	28,257	487,433

Oaktree Capital Group LLC, MLP [1]	24,202	1,171,377

Wells Fargo & Co. [1]	17,124	923,669

Total Financials		7,771,026

Health Care - 8.8%

DaVita, Inc. *,1	13,982	905,754

McKesson Corp. [1]	10,099	1,634,725

Premier, Inc., Class A *,1	17,701	617,765

Total Health Care		3,158,244

Industrials - 8.4%

Armstrong World Industries, Inc. *,1	18,512	898,757

Nielsen Holdings PLC [1]	34,307	1,475,544

Spirit AeroSystems Holdings, Inc., Class A [1]	10,330	624,242

Total Industrials		2,998,543

Information Technology - 7.2%

Alphabet, Inc., Class C *,1	1,905	1,772,603

	Shares	Value

Blackhawk Network Holdings, Inc. *,1	18,074	$ 788,930

Total Information Technology		2,561,533

Real Estate - 7.6%

Alexander & Baldwin, Inc. [1]	30,423	1,275,636

Iron Mountain, Inc., REIT [1]	24,411	889,293

Realogy Holdings Corp., REIT [1]	16,633	552,216

Total Real Estate		2,717,145

Total Common Stocks
(Cost $32,611,864)		35,764,376

Short-Term Investments - 51.9%

Other Investment Companies - 51.9%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [2]	18,534,693	18,534,693

Total Short-Term Investments
(Cost $18,534,693)		18,534,693

Total Investments - 152.0%
(Cost $51,146,557)		54,299,069

Short Sales - (37.0%) [3]

Common Stocks - (35.0%)

Consumer Discretionary - (9.3%)

The Cato Corp., Class A	(16,551)	(281,532)

Cooper Tire & Rubber Co.	(10,148)	(370,909)

Delphi Automotive PLC	(2,366)	(213,934)

Hyatt Hotels Corp., Class A *	(6,168)	(342,756)

La-Z-Boy, Inc.	(5,597)	(189,179)

The Michaels Co., Inc. *	(15,350)	(309,149)

Norwegian Cruise Line Holdings, Ltd. *	(2,187)	(120,438)

Party City Holdco, Inc. *	(23,031)	(321,282)

Planet Fitness, Inc., Class A	(14,903)	(337,702)

Regal Entertainment Group, Class A	(16,898)	(321,400)

Regis Corp. *	(33,712)	(354,987)

Whirlpool Corp.	(987)	(175,568)

Total Consumer Discretionary		(3,338,836)

Consumer Staples - (0.8%)

Conagra Brands, Inc.	(8,021)	(274,639)

Energy - (0.7%)

Core Laboratories, N.V.	(2,512)	(252,531)

Financials - (2.7%)

AmTrust Financial Services, Inc.	(23,687)	(378,992)

Mercury General Corp.	(9,604)	(575,184)

Total Financials		(954,176)

Health Care - (1.1%)

Mallinckrodt PLC *	(8,314)	(380,781)

44

AMG River Road Long-Short Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - (6.2%)

American Airlines Group, Inc.	(3,563)	$ (179,718)

Caterpillar, Inc.	(2,899)	(330,341)

Pitney Bowes, Inc.	(17,634)	(277,559)

Quad/Graphics, Inc.	(30,873)	(693,408)

Snap-on, Inc.	(2,339)	(360,674)

Swift Transportation Co. *	(14,203)	(362,176)

Total Industrials		(2,203,876)

Information Technology - (1.5%)

International Business Machines Corp.	(3,701)	(535,424)

Materials - (4.4%)

Ball Corp.	(8,775)	(367,673)

Domtar Corp.	(14,814)	(578,635)

Freeport-McMoRan, Inc. *	(18,044)	(263,803)

Teck Resources, Ltd., Class B	(17,274)	(374,673)

Total Materials		(1,584,784)

Real Estate - (2.2%)

Boardwalk Real Estate Investment Trust, REIT	(5,649)	(216,626)

Canadian Apartment Properties, REIT	(11,835)	(307,658)

Pennsylvania Real Estate Investment Trust, REIT	(22,268)	(264,766)

Total Real Estate		(789,050)

Telecommunication Services - (2.8%)

AT&T, Inc.	(13,755)	(536,445)

	Shares	Value

Consolidated Communications Holdings, Inc.	(25,862)	$ (465,516)

Total Telecommunication Services		(1,001,961)

Utilities - (3.3%)

American Water Works Co., Inc.	(4,739)	(384,333)

Consolidated Edison, Inc.	(6,373)	(528,067)

Xcel Energy, Inc.	(5,872)	(277,804)

Total Utilities		(1,190,204)

Total Common Stocks
(Proceeds $12,186,555)		(12,506,262)

Exchange Traded Funds - (2.0%)

United States Natural Gas Fund LP*	(53,127)	(335,763)

United States Oil Fund LP*	(36,099)	(371,098)

Total Exchange Traded Funds
(Proceeds $761,658)		(706,861)

Total Short Sales - (37.0%)
(Proceeds $12,948,213)[3]		(13,213,123)

Other Assets, less Liabilities - (15.0%)		$(5,368,266)

Net Assets - 100.0%		$35,717,680

*	Non-income producing security.

[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of July 31, 2017, $33,797,574 in securities was segregated or on deposit with prime brokers to cover short sales.

[2]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as an expense of the Fund.

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

45

AMG River Road Long-Short Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Value

Investments in Securities

Assets

Common Stocks†	$35,764,376	–	–	$35,764,376

Short-Term Investments

Other Investment Companies	18,534,693	–	–	18,534,693

Total Assets	54,299,069	–	–	54,299,069

Liabilities

Common Stocks†	(12,506,262)	–	–	(12,506,262)

Exchange Traded Funds	(706,861)	–	–	(706,861)

Total Liabilities	(13,213,123)	–	–	(13,213,123)

Net Investments in Securities	$41,085,946	–	–	$41,085,946

†	All common stocks held or shorted in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

46

AMG Managers Guardian Capital Global Dividend Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 97.7%

Consumer Discretionary - 7.1%

Daimler AG (Germany)	6,484	$454,299

The Home Depot, Inc. (United States)	1,839	275,114

McDonald’s Corp. (United States)	3,265	506,532

Six Flags Entertainment Corp. (United States) [1]	9,805	557,610

Starbucks Corp. (United States)	4,408	237,944

The Walt Disney Co. (United States)	4,336	476,657

Total Consumer Discretionary		2,508,156

Consumer Staples - 14.9%

Altria Group, Inc. (United States)	6,810	442,446

Anheuser-Busch InBev SA/NV, Sponsored ADR (Belgium)	6,803	820,850

British American Tobacco PLC, Sponsored ADR (United Kingdom)	15,246	953,195

Dr Pepper Snapple Group, Inc. (United States)	4,055	369,654

Imperial Brands PLC (United Kingdom)	14,092	580,355

Kimberly-Clark Corp. (United States)	1,553	191,268

Nestle SA (Switzerland)	8,906	751,751

The Procter & Gamble Co. (United States)	1,937	175,918

Swedish Match AB (Sweden)	10,000	351,733

Unilever NV (Netherlands)	11,683	679,600

Total Consumer Staples		5,316,770

Energy - 8.8%

Enbridge Income Fund Holdings, Inc. (Canada)	15,707	403,651

Energy Transfer Equity LP (United States)	20,234	357,535

Enterprise Products Partners LP (United States) [1]	8,906	242,243

ONEOK, Inc. (United States)	6,470	366,008

Royal Dutch Shell PLC, Class A (Netherlands)	27,370	772,968

Statoil ASA, Sponsored ADR (Norway)	14,333	268,887

Targa Resources Corp. (United States)	6,617	307,095

TOTAL SA (France)	8,300	422,084

Total Energy		3,140,471

Financials - 12.5%

AXA SA (France)	10,893	321,707

Bank of America Corp. (United States)	29,459	710,551

Chubb, Ltd. (Switzerland)	2,461	360,438

JPMorgan Chase & Co. (United States)	6,901	633,512

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,859	399,311

Royal Bank of Canada (Canada)	5,086	379,426

SCOR SE (France)	6,126	258,368

Swiss Re AG (Switzerland)	4,160	401,075

	Shares	Value

Wells Fargo & Co. (United States)	13,065	$ 704,726

Westpac Banking Corp. (Australia)	11,400	290,588

Total Financials		4,459,702

Health Care - 8.6%

AbbVie, Inc. (United States)	5,770	403,381

Amgen, Inc. (United States)	1,472	256,879

AstraZeneca PLC (United Kingdom)	5,437	324,062

Johnson & Johnson (United States)	5,579	740,445

Medtronic PLC (Ireland)	4,454	374,002

Merck & Co., Inc. (United States)	2,677	171,007

Novo Nordisk, Sponsored ADR (Denmark)	6,309	267,501

Pfizer, Inc. (United States)	6,231	206,620

Stryker Corp. (United States)	2,100	308,910

Total Health Care		3,052,807

Industrials - 12.8%

BAE Systems PLC (United Kingdom)	31,417	249,257

Bouygues SA (France)	8,102	347,365

Ferrovial SA (Spain)	31,671	682,977

Illinois Tool Works, Inc. (United States)	5,359	754,065

Lockheed Martin Corp. (United States)	2,013	588,058

Macquarie Infrastructure Corp. (United States)	2,525	191,420

Raytheon Co. (United States)	3,199	549,492

Republic Services, Inc. (United States)	5,949	382,045

Sojitz Corp. (Japan)	97,064	244,511

Sydney Airport (Australia)	37,051	199,713

Waste Management, Inc. (United States)	4,777	358,992

Total Industrials		4,547,895

Information Technology - 13.9%

Accenture PLC, Class A (Ireland)	2,807	361,598

Amadeus IT Group SA (Spain)	6,300	387,788

Analog Devices, Inc. (United States)	4,415	348,829

Apple, Inc. (United States)	5,297	787,823

Automatic Data Processing, Inc. (United States)	3,253	386,814

Broadcom, Ltd. (Singapore)	2,623	646,989

Microsoft Corp. (United States)	9,192	668,259

Paychex, Inc. (United States)	6,666	385,628

Texas Instruments, Inc. (United States)	5,552	451,822

Tokyo Electron, Ltd. (Japan)	1,784	250,898

Xilinx, Inc. (United States)	4,408	278,850

Total Information Technology		4,955,298

Materials - 4.2%

Air Products & Chemicals, Inc. (United States)	2,037	289,559

47

AMG Managers Guardian Capital Global Dividend Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.2% (continued)

BASF SE (Germany)	7,842	$ 746,556

The Dow Chemical Co. (United States)	7,188	461,757

Total Materials		1,497,872

Real Estate - 2.2%

ICADE, REIT (France)	4,480	384,653

Unibail-Rodamco SE, REIT (France)	1,566	391,662

Total Real Estate		776,315

Telecommunication Services - 7.9%

AT&T, Inc. (United States)	12,538	488,982

BCE, Inc. (Canada)	5,645	264,965

Rogers Communications, Inc., Class B (Canada)	8,299	431,541

Spark New Zealand, Ltd. (New Zealand)	212,055	597,276

TELUS Corp. (Canada)	7,340	265,106

Verizon Communications, Inc. (United States)	7,910	382,844

Vodafone Group PLC, Sponsored ADR (United Kingdom) [1]	12,650	375,452

Total Telecommunication Services		2,806,166

Utilities - 4.8%

Duke Energy Corp. (United States)	3,266	278,002

Great Plains Energy, Inc. (United States)	12,111	373,745

National Grid PLC (United Kingdom)	36,583	452,674

PPL Corp. (United States)	6,875	263,519

	Shares	Value

SSE PLC (United Kingdom)	18,647	$ 339,346

Total Utilities		1,707,286

Total Common Stocks
(Cost $31,393,422)		34,768,738

	Principal Amount

Short-Term Investments - 4.6%

Repurchase Agreements - 2.5%[2]

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $908,573 (collateralized by various U.S. Government Agency Obligations, 0.125% - 1.000%, 03/15/18 - 07/15/24, totaling $926,718)	$908,547	908,547

	Shares

Other Investment Companies - 2.1%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	738,774	738,774

Total Short-Term Investments
(Cost $1,647,322)		1,647,321

Total Investments - 102.3%
(Cost $33,040,744)		36,416,059

Other Assets, less Liabilities - (2.3%)		(828,194)

Net Assets - 100.0%		$35,587,865

[1]	Some or all of these securities, amounting to $881,408 or 2.5% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

LP      Limited Partnership

REIT  Real Estate Investment Trust

48

AMG Managers Guardian Capital Global Dividend Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Consumer Staples	$3,632,931	$1,683,839	–	$5,316,770

Information Technology	4,316,612	638,686	–	4,955,298

Industrials	2,824,072	1,723,823	–	4,547,895

Financials	2,788,653	1,671,049	–	4,459,702

Energy	1,945,419	1,195,052	–	3,140,471

Health Care	2,728,745	324,062	–	3,052,807

Telecommunication Services	2,208,890	597,276	–	2,806,166

Consumer Discretionary	2,053,857	454,299	–	2,508,156

Utilities	915,266	792,020	–	1,707,286

Materials	751,316	746,556	–	1,497,872

Real Estate	–	776,315	–	776,315

Short-Term Investments

Repurchase Agreements	–	908,547	–	908,547

Other Investment Companies	738,774	–	–	738,774

Total Investments in Securities	$24,904,535	$11,511,524	–	$36,416,059

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

49

AMG Managers Guardian Capital Global Dividend Fund Schedule of Portfolio Investments (continued)

Country	AMG Managers Guardian Capital Global Dividend Fund †

Australia	1.4%

Belgium	2.4%

Canada	5.0%

Denmark	0.8%

France	6.1%

Germany	4.6%

Ireland	2.1%

Japan	1.4%

Netherlands	4.2%

New Zealand	1.7%

Norway	0.8%

Singapore	1.9%

Spain	3.1%

Sweden	1.0%

Switzerland	4.3%

United Kingdom	9.4%

United States	49.8%

100.0%

†	As a percentage of total long-term investments as of July 31, 2017.

50

AMG Managers Pictet International Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Shares	Value

Common Stocks - 98.0%

Consumer Discretionary - 20.2%

ABC-Mart, Inc. (Japan)	470,700	$26,839,809

Bandai Namco Holdings, Inc. (Japan)	748,100	26,006,453

Cie Financiere Richemont SA (Switzerland)	341,254	29,010,050

CyberAgent, Inc. (Japan)	638,200	19,710,866

Dignity PLC (United Kingdom)	668,055	22,450,075

EI Group PLC (United Kingdom) *	1,691,496	3,180,259

Gestamp Automocion SA (Spain) *,1	3,898,716	28,384,004

Hyundai Mobis (South Korea)	192,219	42,243,435

Informa PLC (United Kingdom)	4,220,466	38,709,417

JD.com, Inc., ADR (China) *	873,133	39,439,418

Loen Entertainment, Inc. (South Korea)	98,392	7,878,042

Matas A/S (Denmark)	704,928	10,878,792

MGM China Holdings, Ltd. (Macau)	9,221,200	18,143,130

NGK Spark Plug Co., Ltd. (Japan)	1,456,000	29,395,763

REA Group, Ltd. (Australia)	300,834	16,594,027

Vivendi SA (France)	747,704	17,282,262

William Hill PLC (United Kingdom)	5,093,083	16,833,139

Total Consumer Discretionary		392,978,941

Consumer Staples - 13.8%

Anheuser-Busch InBev SA/NV (Belgium)	593,963	71,651,038

Asahi Group Holdings, Ltd. (Japan)	848,800	34,598,163

cocokara fine, Inc. (Japan)	232,300	12,139,272

Danone SA (France)	359,481	26,824,455

Japan Tobacco, Inc. (Japan)	1,492,200	51,852,657

Nestle SA (Switzerland)	582,166	49,140,368

Ontex Group NV (Belgium) [2]	645,443	22,134,616

Total Consumer Staples		268,340,569

Energy - 5.0%

Inpex Corp. (Japan)	2,892,200	28,145,561

Oil Search, Ltd. (Australia)	1,794,815	9,549,503

Royal Dutch Shell PLC, Class A (Netherlands)	47,626	1,345,026

Royal Dutch Shell PLC, Class B (Netherlands)	1,582,919	45,093,760

Z Energy, Ltd. (New Zealand)	2,327,572	13,532,142

Total Energy		97,665,992

Financials - 13.6%

Ageas (Belgium)	557,001	25,075,368

Banco Bilbao Vizcaya Argentaria SA (Spain)	5,364,173	48,533,180

BPER Banca (Italy)	2,895,186	15,904,751

	Shares	Value

Cerved Information Solutions SpA (Italy)	959,719	$ 11,006,671

Mizrahi Tefahot Bank, Ltd. (Israel) [2]	843,036	15,233,591

Moscow Exchange MICEX-RTS PJSC (Russia)	9,487,890	16,998,993

Prudential PLC (United Kingdom)	1,390,123	33,919,704

Saga PLC (United Kingdom)	2,902,023	7,990,978

Sompo Holdings, Inc. (Japan)	816,300	32,017,106

Standard Chartered PLC (United Kingdom) *	3,100,717	34,660,646

UBS Group AG (Switzerland)	1,336,335	23,239,495

Total Financials		264,580,483

Health Care - 12.4%

GlaxoSmithKline PLC (United Kingdom)	2,678,810	53,327,020

Grifols SA, ADR (Spain)	1,146,632	24,021,940

Hoya Corp. (Japan)	343,000	19,340,725

LivaNova PLC (United Kingdom) *,2	608,694	37,093,812

Miraca Holdings, Inc. (Japan)	402,200	18,353,348

Orpea (France)	393,456	45,118,674

Primary Health Care, Ltd. (Australia)	5,327,337	14,434,978

Teva Pharmaceutical Industries, Ltd. (Israel)	73,254	2,363,939

Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	836,952	26,924,746

Total Health Care		240,979,182

Industrials - 13.5%

BBA Aviation PLC (United Kingdom)	8,674,745	34,307,992

Bollore SA (France)	6,113,245	28,363,139

CK Hutchison Holdings, Ltd. (Hong Kong)	3,705,248	48,757,820

DSV A/S (Denmark)	368,363	23,783,633

Elis SA (France) [2]	1,426,554	34,492,032

Fujitec Co., Ltd. (Japan)	920,700	12,701,155

Jardine Strategic Holdings, Ltd. (Hong Kong)	531,613	21,677,486

Obrascon Huarte Lain SA (Spain)	2,530,820	10,627,359

Vinci SA (France)	548,559	49,121,291

Total Industrials		263,831,907

Information Technology - 5.7%

ASML Holding NV (Netherlands)	273,105	41,184,403

Computershare, Ltd. (Australia)	2,056,165	23,134,973

Nokia OYJ (Finland)	4,703,165	30,011,659

Siltronic AG (Germany) *	145,354	15,806,001

Total Information Technology		110,137,036

Materials - 2.7%

KAZ Minerals PLC (United Kingdom) *	1,321,812	12,519,761

51

AMG Managers Pictet International Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 2.7% (continued)

Koninklijke DSM NV (Netherlands)	240,054	$ 17,708,318

Linde AG (Germany)	118,820	22,666,113

Total Materials		52,894,192

Real Estate - 1.7%

Cheung Kong Property Holdings, Ltd. (Hong Kong)	1,646,248	13,312,914

Merlin Properties Socimi SA, REIT (Spain)	1,532,163	20,619,306

Total Real Estate		33,932,220

Telecommunication Services - 8.0%

Com Hem Holding AB (Sweden)	389,284	5,689,454

Inmarsat PLC (United Kingdom)	4,935,117	50,506,917

Millicom International Cellular SA, SDR (Luxembourg)	461,185	28,898,563

PCCW, Ltd. (Hong Kong)	45,783,309	25,747,525

SoftBank Group Corp. (Japan)	561,700	45,271,649

Total Telecommunication Services		156,114,108

Utilities - 1.4%

Rubis SCA (France)	439,428	27,970,406

Total Common Stocks

(Cost $1,639,143,381)		1,909,425,036

	Principal Amount

Short-Term Investments - 4.6%

Repurchase Agreements - 2.5% [3]

Citigroup Global Markets, Inc., dated 07/31/17, due 08/01/17, 1.060% total to be received $11,460,165 (collateralized by various U.S. Government Agency Obligations, 2.000% - 11.500%, 08/15/17 - 06/20/67, totaling $11,689,025)	$11,459,828	11,459,828

	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 07/31/17, due 08/01/17, 1.080% total to be received $11,461,286 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.875%, 08/27/18 - 03/15/50, totaling $11,689,133)	$11,459,828	$11,459,828

JP Morgan Securities LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $5,651,466 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.250%, 11/15/22 - 11/15/25, totaling $5,764,373)	5,651,303	5,651,303

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $11,460,162 (collateralized by various U.S. Government Agency Obligations, 3.500% - 3.500%, 04/20/46 - 07/20/47, totaling $11,689,025)	11,459,828	11,459,828

Mizuho Securities USA, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $8,217,090 (collateralized by various U.S. Government Agency Obligations, 1.500% - 1.500%, 06/15/20 - 06/15/20, totaling $8,381,188)	8,216,850	8,216,850

Total Repurchase Agreements		48,247,637

	Shares

Other Investment Companies - 2.1%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91%[4]	40,597,063	40,597,063

Total Short-Term Investments

(Cost $88,844,700)		88,844,700

Total Investments - 102.6%

(Cost $1,727,988,081)		1,998,269,736

Other Assets, less Liabilities - (2.6%)		(50,520,693)

Net Assets - 100.0%		$1,947,749,043

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2017, the value of these securities amounted to $28,384,004 or 1.5% of net assets.

[2]	Some or all of these securities, amounting to $43,771,219 or 2.2% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

52

AMG Managers Pictet International Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Consumer Discretionary	$118,164,937	$274,814,004	—	$392,978,941

Consumer Staples	—	268,340,569	—	268,340,569

Financials	7,990,978	256,589,505	—	264,580,483

Industrials	—	263,831,907	—	263,831,907

Health Care	88,040,498	152,938,684	—	240,979,182

Telecommunication Services	5,689,454	150,424,654	—	156,114,108

Information Technology	—	110,137,036	—	110,137,036

Energy	—	97,665,992	—	97,665,992

Materials	—	52,894,192	—	52,894,192

Real Estate	—	33,932,220	—	33,932,220

Utilities	—	27,970,406	—	27,970,406

Short-Term Investments

Repurchase Agreements	—	48,247,637	—	48,247,637

Other Investment Companies	40,597,063	—	—	40,597,063

Total Investments in Securities	$260,482,930	$1,737,786,806	—	$1,998,269,736

As of July 31, 2017, the Fund had transfers between Level 1 and Level 2 as follows:
	Transfer into Level 1 [1]	Transfer out of Level 1 [1]	Transfer into Level 2 [1]	Transfer out of Level 2 [1]
Assets:

Common Stocks	$61,624,094	$(32,610,832)	$32,610,832	$(61,624,094)

1 An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets (See Notes to Schedules of Portfolio Investments.)

53

AMG Managers Pictet International Fund Schedule of Portfolio Investments (continued)

Country	AMG Managers Pictet International †
Australia	3.4%

Belgium	6.2%

China	2.1%

Denmark	1.8%

Finland	1.6%

France	12.0%

Germany	2.0%

Hong Kong	5.7%

Israel	2.3%

Italy	1.4%

Japan	18.7%

Luxembourg	1.5%

Macau	1.0%

Netherlands	5.5%

New Zealand	0.7%

Russia	0.9%

South Korea	2.6%

Spain	6.9%

Sweden	0.3%

Switzerland	5.3%

United Kingdom	18.1%

100.0%

†	As a percentage of total long-term investments as of July 31, 2017.

54

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Principal Amount	Value

Corporate Bonds and Notes - 1.5%

Energy - 1.5%

Ezion Holdings, Ltd., MTN (Singapore)
4.600%, 08/20/18
(Cost $156,033)	$250,000	$145,300

	Shares

Common Stocks - 80.8%

Consumer Discretionary - 8.7%

Asian Pay Television Trust (Singapore)	98,900	41,941

Basso Industry Corp. (Taiwan)	25,000	68,132

China Lilang, Ltd. (China)	150,000	100,584

Chongqing Changan Automobile Co., Ltd., Class B (China)	87,963	116,671

Chow Sang Sang Holdings International, Ltd. (Hong Kong)	12,000	28,022

EGL Holdings Co., Ltd. (Hong Kong)	74,000	13,716

Fila Korea, Ltd. (South Korea)	484	32,006

Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd. (Hong Kong)	55,000	31,476

Kang Yong Electric PCL (Thailand)	1,500	23,904

Media Nusantara Citra (Indonesia)	265,700	35,873

Nameson Holdings, Ltd. (Hong Kong)	184,000	34,125

Padini Holdings (Malaysia)	13,100	11,443

Skyworth Digital Holdings, Ltd. (Hong Kong)	293,434	157,214

Springland International Holdings, Ltd. (China)	106,000	20,492

Taiwan Sakura Corp. (Taiwan)	34,000	40,955

Wonderful Sky Financial Group Holdings, Ltd. (Hong Kong)	170,000	43,937

Xtep International Holdings, Ltd. (China)	57,000	21,221

Yum China Holdings, Inc. (United States) *	941	33,678

Total Consumer Discretionary		855,390

Consumer Staples - 1.1%

Convenience Retail Asia, Ltd. (Hong Kong)	54,000	26,894

E-MART, Inc. (South Korea)	131	29,738

Maeil Dairies Co., Ltd. (South Korea) *	478	32,207

Uni-President Enterprises Corp. (Taiwan)	11,000	21,052

Total Consumer Staples		109,891

Energy - 3.0%

PetroChina Co., Ltd., Class H (China)	418,000	268,924

Pryce Corp. (Philippines) *	210,900	27,961

Total Energy		296,885

Financials - 16.7%

Bangkok Bank PCL (Thailand)	5,300	28,588

Bank Pan Indonesia (Indonesia) *	568,500	46,280

	Shares	Value

BOC Hong Kong Holdings, Ltd. (Hong Kong)	20,000	$ 98,330

China Cinda Asset Management Co., Ltd., Class H (China)	49,000	20,360

China Construction Bank Corp., Class H (China)	613,000	508,983

China Life Insurance Co., Ltd., Class H (China)	19,000	60,049

Chongqing Rural Commercial Bank Co., Ltd., Class H (China)	83,000	61,155

CIMB Group Holdings (Malaysia)	17,716	27,097

CTBC Financial Holding Co., Ltd. (Taiwan)	86,000	55,252

DBS Group Holdings, Ltd. (Singapore)	6,278	100,157

Far East Horizon, Ltd. (Hong Kong)	190,000	161,874

KB Financial Group, Inc. (South Korea)	2,354	125,163

Metropolitan Bank & Trust Co. (Philippines)	31,960	55,116

Oi Wah Pawnshop Credit Holdings, Ltd. (Hong Kong)	227,049	12,487

Panin Financial (Indonesia) *	5,172,600	97,014

Ping An Insurance Group Co. of China, Ltd., Class H (China)	24,000	177,651

Total Financials		1,635,556

Industrials - 12.9%

Acset Indonusa (Indonesia)	84,200	19,906

CB Industrial Product Holding (Malaysia)	36,500	17,304

China Communications Construction Co., Ltd., Class H (China)	35,000	46,616

China Machinery Engineering Corp., Class H (China)	68,000	45,948

China State Construction International Holdings, Ltd. (Hong Kong)	108,000	174,247

CK Hutchison Holdings, Ltd. (Hong Kong)	10,000	131,591

EEI Corp. (Philippines)	54,200	13,641

FSE Engineering Holdings, Ltd. (Hong Kong)	159,000	48,855

Haitian International Holdings, Ltd. (China)	17,000	48,701

Jiangnan Group, Ltd. (China)	304,000	22,946

Kerry TJ Logistics Co., Ltd. (Taiwan)	22,000	26,266

Qingdao Port International Co., Ltd., Class H (China) [1]	241,000	136,369

S-1 Corp. (South Korea)	531	43,753

SITC International Holdings Co., Ltd. (Hong Kong)	216,000	179,707

TK Group Holdings, Ltd. (Hong Kong)	200,000	81,824

Total Bangun Persada (Indonesia)	369,700	19,700

Waskita Karya Persero (Indonesia)	352,900	63,286

Xinjiang Goldwind Science & Technology Co., Ltd., Class H (China)	128,960	146,608

Total Industrials		1,267,268

Information Technology - 12.0%

Accton Technology Corp. (Taiwan)	10,000	26,641

Advanced Semiconductor Engineering, Inc. (Taiwan)	14,343	19,243

55

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 12.0% (continued)

Amotech Co., Ltd. (South Korea) *	1,205	$29,079

Chilisin Electronics Corp. (Taiwan)	12,000	29,986

ChipMOS TECHNOLOGIES, INC. (Taiwan)	27,000	26,537

Fit Hon Teng, Ltd. (Taiwan) *	51,000	17,629

FLEXium Interconnect, Inc. (Taiwan)	5,000	23,348

Goldpac Group, Ltd. (China)	148,000	48,850

Hyundai Robotics Co., Ltd. (South Korea) *	107	42,119

Inventec Corp. (Taiwan)	59,000	47,130

IPS Securex Holdings, Ltd. (Singapore)	259,300	17,604

King Yuan Electronics Co., Ltd. (Taiwan)	113,000	112,541

Largan Precision Co., Ltd. (Taiwan)	270	49,264

Pegatron Corp. (Taiwan)	36,000	117,414

Quanta Computer, Inc. (Taiwan)	17,000	40,306

Samsung Electronics Co., Ltd. (South Korea)	81	174,189

Sekonix Co., Ltd. (South Korea)	1,397	19,895

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	23,000	162,585

Yangtze Optical Fibre and Cable Joint Stock Co., Ltd., Class H (China) [1]	82,000	178,121

Total Information Technology		1,182,481

Materials - 0.6%

EcoGreen International Group, Ltd. (Hong Kong)	74,000	15,253

Lee & Man Chemical Co., Ltd. (Hong Kong)	76,000	43,202

Total Materials		58,455

Real Estate - 17.2%

AIMS AMP Capital Industrial, REIT (Singapore)	40,200	42,717

AP Thailand PCL (Thailand)	175,700	40,675

Bekasi Fajar Industrial Estate (Indonesia)	1,365,000	31,754

CapitaLand Retail China Trust, REIT (Singapore)	38,639	47,331

Cheung Kong Property Holdings, Ltd. (Hong Kong)	15,000	121,302

China Overseas Land & Investment, Ltd. (Hong Kong)	26,000	88,083

CIFI Holdings Group Co., Ltd. (China)	274,000	155,913

Croesus Retail Trust (Singapore)	63,382	55,658

CSI Properties, Ltd. (Hong Kong)	1,710,000	90,855

Far East Consortium International, Ltd. (Hong Kong)	313,625	172,913

Hopefluent Group Holdings, Ltd. (China)	72,000	29,473

Longfor Properties Co., Ltd. (China)	176,000	441,690

Mah Sing Group (Malaysia)	134,500	49,645

Megaworld Corp. (Philippines)	324,000	30,819

Metropolitan Land (Indonesia)	851,300	23,001

Puradelta Lestari (Indonesia)	1,889,900	29,492

	Shares	Value

Shimao Property Holdings, Ltd. (Hong Kong)	37,000	$73,706

Supalai PCL (Thailand)	106,400	76,070

UOA Development (Malaysia)	53,900	32,732

Viva Industrial Trust, REIT (Singapore)	72,900	49,760

Total Real Estate		1,683,589

Telecommunication Services - 3.1%

HKBN, Ltd. (Hong Kong)	76,500	75,617

Indosat (Indonesia)	205,200	100,105

Link Net (Indonesia)	158,000	59,884

SmarTone Telecommunications Holdings, Ltd. (Hong Kong)	28,000	36,772

XL Axiata (Indonesia) *	137,200	34,602

Total Telecommunication Services		306,980

Utilities - 5.5%

China Jinjiang Environment Holding Co., Ltd. (China)	44,000	26,787

China Power International Development, Ltd. (Hong Kong)	82,000	28,108

China Resources Power Holdings Co., Ltd. (Hong Kong)	106,000	201,838

China Tian Lun Gas Holdings, Ltd. (China)	72,000	43,970

Cikarang Listrindo (Indonesia) [1]	364,000	29,505

Korea Electric Power Corp. (South Korea)	4,369	174,183

Tenaga Nasional (Malaysia)	10,300	33,959

Total Utilities		538,350

Total Common Stocks
(Cost $6,930,114)		7,934,845

Exchange Traded Funds - 1.0%

iShares MSCI India ETF (United States) (Cost $ 77,349)	2,900	99,644

Preferred Stocks - 6.5%

Information Technology - 5.4%

Samsung Electronics Co., Ltd. (South Korea)	311	536,221

Financials - 1.1%

Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	613	105,449

Total Preferred Stocks
(Cost $425,662)		641,670

Participation Notes - 2.8%

Consumer Discretionary - 2.0%

Midea Group Co., Ltd. (HSBC Bank) (China)	26,700	163,394

Midea Group Co., Ltd. (HSBC Bank) (China)	5,550	33,964

Total Consumer Discretionary		197,358

Industrials - 0.8%

Huayu Automotive Systems Co., Ltd. (China)	21,600	68,535

56

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 0.8% (continued)

Inner Mongolia Yili Industrial Group Co., Ltd. (China)	2,000	$6,134

Total Industrials		74,669

Total Participation Notes

(Cost $165,456)		272,027

Warrants - 0.0% #

Energy - 0.0% #

Ezion Holdings, Ltd., 04/24/20 (Singapore) * (Cost $0)	18,520	492

Short-Term Investments - 4.0%

Other Investment Companies - 4.0%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [2]	393,846	393,846

Total Short-Term Investments

(Cost $393,846)		393,846

Value

Total Investments - 96.6%

(Cost $8,148,460)	$9,487,824

Other Assets, less Liabilities - 3.4%	330,441

Net Assets - 100.0%	$9,818,265

#	Less than 0.05%.

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2017, the value of these securities amounted to $343,995 or 3.5% of net assets.

[2]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ETF Exchange Traded Fund

MTN Medium-Term Note

REIT Real Estate Investment Trust

57

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks

Real Estate	$342,054	$1,341,535	—	$1,683,589

Financials	—	1,635,556	—	1,635,556

Industrials	128,368	1,138,900	—	1,267,268

Information Technology	42,119	1,140,362	—	1,182,481

Consumer Discretionary	213,760	641,630	—	855,390

Utilities	100,262	438,088	—	538,350

Telecommunication Services	159,989	146,991	—	306,980

Energy	27,961	268,924	—	296,885

Consumer Staples	59,101	50,790	—	109,891

Materials	58,455	—	—	58,455

Exchange Traded Funds	99,644	—	—	99,644

Participation Notes

Consumer Discretionary	—	197,358	—	197,358

Industrials	—	74,669	—	74,669

Corporate Bonds and Notes	—	145,300	—	145,300

Warrants	—	492	—	492

Preferred Stocks

Information Technology	—	536,221	—	536,221

Financials	105,449	—	—	105,449

Short-Term Investments

Other Investment Companies	393,846	—	—	393,846

Total Investments in Securities	$1,731,008	$7,756,816	—	$9,487,824

As of July 31, 2017, the Fund had transfers between Level 1 and Level 2 as follows:
	Transfer into	Transfer out of	Transfer into	Transfer out of
	Level 1 [1]	Level 1 [1]	Level 2 [1]	Level 2 [1]
Assets:
Common Stocks	$520,122	$(114,463)	$114,463	$(520,122)

1 An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets (See Notes to Schedules of Portfolio Investments.)

58

AMG Managers Value Partners Asia Dividend Fund Schedule of Portfolio Investments (continued)

Country	AMG Managers Value Partners Asia Dividend †

China	33.0%

Hong Kong	23.9%

Indonesia	6.5%

Malaysia	1.9%

Philippines	1.4%

Singapore	5.5%

South Korea	14.8%

Taiwan	9.7%

Thailand	1.8%

United States	1.5%

100.0%

†	As a percentage of total long-term investments as of July 31, 2017.

59

AMG Managers Montag & Caldwell Balanced Fund Schedule of Portfolio Investments (unaudited) July 31, 2017

	Principal Amount	Value

Corporate Bonds and Notes - 19.0%

Financials - 6.9%

Berkshire Hathaway, Inc., 3.125%, 03/15/26	$225,000	$229,598

General Electric Co. 4.375%, 09/16/20	200,000	214,678

JPMorgan Chase & Co. 4.350%, 08/15/21	275,000	296,542

State Street Corp. 2.550%, 08/18/20	250,000	255,197

US Bancorp, MTN, 2.950%, 07/15/22	250,000	255,740

Wells Fargo & Co. 2.150%, 01/30/20	300,000	301,690

Total Financials		1,553,445

Industrials - 12.1%

Alphabet, Inc. 3.625%, 05/19/21	250,000	266,212

Apple, Inc. 1.000%, 05/03/18	300,000	299,193

Chevron Corp. 1.718%, 06/24/18	250,000	250,545

Cisco Systems, Inc. 1.850%, 09/20/21	200,000	198,833

Johnson & Johnson 5.950%, 08/15/37	150,000	204,199

Merck & Co., Inc. 2.350%, 02/10/22	250,000	253,418

Oracle Corp. 2.500%, 10/15/22	250,000	252,972

PepsiCo, Inc. 5.000%, 06/01/18	250,000	257,274

QUALCOMM, Inc. 2.250%, 05/20/20	250,000	252,970

United Parcel Service, Inc. 3.125%, 01/15/21	250,000	260,734

Wal-Mart Stores, Inc. 3.250%, 10/25/20	250,000	261,879

Total Industrials		2,758,229

Total Corporate Bonds and Notes
(Cost $4,289,383)		4,311,674

U.S. Government and Agency Obligations - 9.9%

Fannie Mae - 0.1%

Fannie Mae,

6.000%, 11/01/35	7,642	8,601

	Principal Amount	Value

7.500%, 02/01/35 to 04/01/35	$10,356	$11,134

Total Fannie Mae	17,998	19,735

Freddie Mac - 1.0%

Freddie Mae, 1.000%, 09/29/17	225,000	224,957

Freddie Mae Gold, 5.500%, 12/01/20	3,164	3,295

Total Freddie Mac	228,164	228,252

Ginnie Mae - 0.0% #

Ginnie Mae, 5.500%, 02/15/39	3,223	3,598

U.S. Treasury Obligations - 8.8%

U.S. Treasury Bonds,

2.750%, 11/15/42	250,000	245,127

3.125%, 11/15/41	150,000	157,746

3.500%, 02/15/39	300,000	336,984

5.375%, 02/15/31	125,000	167,742

U.S. Treasury Notes,

1.375%, 09/30/18	225,000	225,246

1.500%, 01/31/19	275,000	275,806

2.125%, 05/15/25	290,000	288,986

2.500%, 05/15/24	300,000	308,033

Total U.S. Treasury Obligations	1,915,000	2,005,670

Total U.S. Government and Agency Obligations
(Cost $2,275,261)		2,257,255

	Shares

Common Stocks - 66.9%

Consumer Discretionary - 7.2%

Dollar Tree, Inc. *	4,200	302,736

The Priceline Group, Inc. *	260	527,410

Starbucks Corp.	8,700	469,626

The TJX Cos., Inc.	2,500	175,775

Ulta Beauty, Inc. *	650	163,287

Total Consumer Discretionary		1,638,834

Consumer Staples - 19.4%

The Coca-Cola Co.	9,900	453,816

The Estee Lauder Cos, Inc., Class A	5,000	494,950

The Kraft Heinz Co.	5,800	507,268

Mondelez International, Inc., Class A	12,000	528,240

Monster Beverage Corp. *	7,300	385,075

PepsiCo, Inc.	4,700	548,067

60

AMG Managers Montag & Caldwell Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Consumer Staples - 19.4% (continued)

Philip Morris International, Inc.	5,200	$606,892

The Procter & Gamble Co.	4,800	435,936

Walgreens Boots Alliance, Inc.	5,700	459,819

Total Consumer Staples		4,420,063

Financials - 5.8%

The Charles Schwab Corp.	10,300	441,870

Intercontinental Exchange, Inc.	7,030	468,971

S&P Global, Inc.	2,600	399,334

Total Financials		1,310,175

Health Care - 13.1%

Becton Dickinson & Co.	2,249	452,949

Celgene Corp. *	3,400	460,394

Danaher Corp.	2,600	211,874

Edwards Lifesciences Corp. *	4,500	518,310

Medtronic PLC	2,700	226,719

Thermo Fisher Scientific, Inc.	2,567	450,585

UnitedHealth Group, Inc.	3,433	658,484

Total Health Care		2,979,315

Industrials - 1.8%

Honeywell International, Inc.	3,000	408,360

Information Technology - 19.2%

Alphabet, Inc., Class A *	580	548,390

	Shares	Value

Analog Devices, Inc.	4,600	$363,446

Apple, Inc.	2,800	416,444

Facebook, Inc., Class A *	3,600	609,300

Fidelity National Information Services, Inc.	3,600	328,392

FleetCor Technologies, Inc. *	500	76,030

MasterCard, Inc., Class A	2,400	306,720

Microsoft Corp.	7,800	567,060

Oracle Corp.	11,000	549,230

Visa, Inc., Class A	6,200	617,272

Total Information Technology		4,382,284

Materials - 0.4%

Air Products & Chemicals, Inc.	700	99,505

Total Common Stocks

(Cost $13,212,537)		15,238,536

Short-Term Investments - 2.5%

Other Investment Companies - 2.5%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	582,268	582,268

Total Short-Term Investments

(Cost $582,268)		582,268

Total Investments - 98.3%

(Cost $20,359,449)		22,389,733

Other Assets, less Liabilities - 1.7%		375,897

Net Assets - 100.0%		$22,765,630

#	Less than 0.05%.

*	Non-income producing security.

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

MTN   Medium-Term Note

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	–	$4,311,674	–	$4,311,674

U.S. Government and Agency

Obligations†	–	2,257,255	–	2,257,255

Common Stocks††	$15,238,536	–	–	15,238,536

Short-Term Investments

Other Investment Companies	582,268	–	–	582,268

Total Investments in Securities	$15,820,804	$6,568,929	–	$22,389,733

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

61

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

62

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

By: /s/ Christopher R. Townsend
Christopher R. Townsend, Principal Financial Officer

Date: September 20, 2017